UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments

U.S. TREASURY SECURITIES CASH FUND				September 30, 2009
Portfolio of Investments (unaudited)

UNITED STATES GOVERNMENT OBLIGATIONS 63.97%	Coupon Rate	Maturity Date	Principal Amount	Value

United States Treasury Bills 63.97%
Yield	0.18%	10/01/09	$ 10,000,000	$ 10,000,000
Yield	0.19%	10/08/09	20,000,000	19,999,271
Yield	0.21%	10/22/09	10,000,000	9,998,775
Yield	0.14%	12/17/09	10,000,000	9,997,112
Yield	0.25%	01/07/10	10,000,000	9,993,194
Yield	0.18%	04/01/10	10,000,000	9,991,153

Total United States Government Obligations				69,979,505
(cost $69,979,505)

REPURCHASE AGREEMENTS 44.77%

Joint Tri-Party Repurchase Agreements, 09/30/09, collateralized by U.S. Treasury securities held in joint tri-party repurchase accounts:

0.03% Credit Suisse First Boston, repurchase price $22,000,018	0.03%	10/01/09	22,000,000	22,000,000

0.03% UBS Financial Services, Inc., repurchase price $26,981,503	0.03%	10/01/09	26,981,481	26,981,481

Total Repurchase Agreements				48,981,481
(cost $48,981,481)

Total Investments 108.74%				118,960,986
(cost $118,960,986)
Other assets and liabilities, net (8.74)%				(9,563,290)

NET ASSETS 100%				$109,397,696

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND	September 30, 2009
Portfolio of Investments (unaudited)

UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS 99.86%		Coupon Rate	Maturity Date	Principal Amount	Value

Federal Farm Credit Bank 34.78%
Discount Notes:
	Yield	0.01%	10/01/09	$ 55,000,000	$ 55,000,000
	Yield	0.16%	10/05/09	5,000,000	4,999,911
	Yield	0.22%	10/16/09	5,000,000	4,999,542
	Yield	0.26%	06/23/10	2,608,000	2,603,009
Fixed Rates:
		5.00%	10/23/09	1,005,000	1,007,844
		3.05%	11/03/09	3,000,000	3,007,690
		4.13%	11/13/09	3,000,000	3,011,739
		4.75%	12/07/09	3,000,000	3,024,971
		0.90%	12/16/09	2,002,000	2,002,662
		3.88%	12/17/09	3,500,000	3,526,725
		5.10%	03/15/10	1,500,000	1,531,051
Variable Rates:
		0.15%	10/14/09	2,000,000	1,999,899
		0.15%	03/29/10	3,000,000	2,999,010
		0.19%	05/26/10	5,000,000	5,000,000
					94,714,053

Federal Home Loan Bank 65.08%
Discount Notes:
	Yield	0.04%	10/01/09	16,970,000	16,970,000
	Yield	0.15%	10/02/09	20,033,000	20,032,917
	Yield	0.09%	10/14/09	15,000,000	14,999,512
	Yield	0.10%	10/16/09	10,000,000	9,999,583
	Yield	0.15%	10/28/09	10,000,000	9,998,875
	Yield	0.19%	11/06/09	4,463,000	4,462,152
	Yield	0.07%	11/13/09	25,000,000	24,997,910
	Yield	0.85%	12/01/09	3,000,000	2,995,730
	Yield	0.09%	12/04/09	4,495,000	4,494,321
	Yield	0.14%	12/08/09	2,000,000	1,999,471
	Yield	0.16%	12/11/09	4,468,000	4,466,590
	Yield	0.20%	12/21/09	5,000,000	4,997,750
	Yield	0.11%	12/30/09	5,980,000	5,978,355
	Yield	0.65%	01/06/10	3,937,000	3,930,105
	Yield	0.86%	01/11/10	2,827,000	2,820,192
Fixed Rates:
		3.88%	01/15/10	4,000,000	4,039,874
		1.00%	02/05/10	3,000,000	3,000,000
		1.02%	02/10/10	3,000,000	3,000,000
		1.00%	02/18/10	3,000,000	2,999,540
		1.00%	02/18/10	3,000,000	2,999,007
		1.05%	03/03/10	3,000,000	2,999,224
	1.10%	03/11/10	3,000,000	2,999,178
	4.13%	08/13/10	2,000,000	2,060,280
Variable Rates:
	0.67%	02/05/10	10,000,000	10,000,000
	0.78%	03/19/10	10,000,000	10,000,000
				177,240,566

Total Investments 99.86%				271,954,619
(cost $271,954,619)
Other assets and liabilities, net 0.14%				381,063

NET ASSETS 100%				$272,335,682

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND	September 30, 2009
Portfolio of Investments (unaudited)

MUNICIPAL BONDS 90.61%	Coupon Rate	Maturity Date	Principal Amount	Value

Alabama 4.14%
Bessemer, Alabama Water Revenue	4.00%	01/01/16	$ 300,000	$ 281,619
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15	200,000	219,594
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%	09/01/15	300,000	328,164
				829,377
Alaska 1.62%
Alaska Municipal Bond Bank Authority, Series A	4.00%	02/01/16	300,000	323,967

Arizona 4.35%
Arizona School Facilities Board Certificates, Series A-1	5.00%	09/01/17	325,000	352,781
Arizona State Transportation Board Excise Tax Revenue	5.00%	07/01/17	175,000	203,863
Pima County Unified School District, GO Unlimited, Refunding	3.70%	07/01/12	300,000	313,275
				869,919
California 2.83%
San Diego, California Community College District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.34%(1)	05/01/15	300,000	253,575
Vernon, California Electric Systems Revenue, Series A	3.75%	08/01/13	300,000	313,359
				566,934
Connecticut 2.50%
Connecticut State, Series D, GO Unlimited	5.38%	11/15/18	250,000	283,583
Connecticut State, Series E, GO Unlimited	5.13%	11/15/14	200,000	217,190
				500,773
District of Columbia 2.66%
District of Columbia Certifications of Participation	4.00%	01/01/14	250,000	258,360
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%	10/01/16	250,000	274,370
				532,730
Florida 5.45%
Florida State Board of Education Capital Outlay, Series B, GO	5.25%	06/01/11	175,000	175,504
Florida State Board of Education Lottery Revenue, Series A	4.00%	07/01/14	300,000	318,741
Orange County, Florida Tourist Development Tax Revenue, Refunding	5.00%	10/01/10	300,000	309,426
Orange County, Florida Tourist Development Tax Revenue, Refunding	5.00%	10/01/14	260,000	286,078
				1,089,749
Illinois 9.04%
Chicago, Illinois, Unrefunded Balance, Series B	5.13%	01/01/15	325,000	365,616
Cook County, Illinois Capital Improvement, GO Unlimited, Prerefunded, Series A	5.25%	11/15/14	300,000	304,629
Dundee Township, GO Unlimited	5.00%	12/01/13	240,000	267,451
Illinois Finance Authority Revenue, Refunding	5.00%	07/01/16	390,000	417,643
Illinois State Sales Tax Revenue	5.00%	06/15/14	200,000	227,522
Illinois State Toll Highway Authority, Toll Highway Revenue, Series A	5.00%	01/01/16	200,000	226,912
				1,809,773
Indiana 6.46%
Hamilton Heights Independent School	5.25%	07/15/11	305,000	328,964
Indiana State Finance Authority Revenue, Refunding	4.00%	05/01/12	350,000	374,101
Noblesville Independent Redevelopment Authority Lease Rent Revenue	5.00%	01/15/24	250,000	258,527
Tippecanoe County, Indiana School Improvements	4.00%	01/15/15	300,000	330,219
				1,291,811
Iowa 2.60%
Ames, Iowa Hospital Revenue, Refunding	5.00%	06/15/15	300,000	307,497
Johnston Community School District, GO Unlimited	4.00%	06/01/16	200,000	212,574
				520,071
Kansas 1.11%
Kansas State Development Finance Authority Revenue	4.00%	10/01/15	200,000	222,352

Michigan 0.06%
Detroit, Michigan Local Development Finance Authority, Series A	5.20%	05/01/10	40,000	11,200

Missouri 1.19%
Missouri State Health & Educational Facilities Authority Revenue, Series A	6.75%	05/15/13	200,000	237,858

Nevada 2.28%
North Las Vegas, GO Limited	4.00%	03/01/16	200,000	201,410
Nye County School District, GO Limited	4.00%	05/01/15	230,000	254,394
				455,804
New Hampshire 0.74%
New Hampshire Health & Education Facilities Authority Revenue	5.00%	07/01/14	145,000	148,700

New Jersey 2.67%
New Jersey State	5.13%	05/01/10	250,000	256,818
New Jersey State Transportation Trust Fund Authority, Series D	4.00%	06/15/14	250,000	277,505
				534,323
New York 2.91%
New York, New York, Series G, GO Unlimited	5.00%	08/01/12	125,000	137,042
New York, New York, Subseries L-1, GO Unlimited	4.00%	04/01/15	300,000	325,029
Schenectady Metroplex Development Authority Revenue, Series A	5.00%	12/15/12	110,000	120,160
				582,231
Oregon 0.63%
Oregon State Department of Transportation Highway	5.00%	11/15/09	125,000	125,640

Pennsylvania 1.00%
Philadelphia, Pennsylvania	4.50%	08/01/12	195,000	200,559

Puerto Rico 1.32%
Commonwealth of Puerto Rico, Refunded, GO Unlimited	5.50%	07/01/11	250,000	264,827

South Carolina 3.69%
Horry County Hospitality Fee Special Obligation	5.00%	04/01/10	200,000	203,110
Jasper County School District, GO Unlimited	4.00%	03/01/15	195,000	215,939
Spartanburg County School District	3.88%	04/01/12	300,000	319,314
				738,363
Tennessee 3.16%
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue	6.50%	12/01/14	250,000	310,943
Tennessee State, GO Unlimited, Refunding, Series A	5.00%	05/01/11	300,000	320,574
				631,517
Texas 15.40%
Addison, Texas Certificates of Obligation, GO Unlimited	4.00%	02/15/20	250,000	267,978
Bexar County Hospital District, GO Limited	3.50%	02/15/10	300,000	303,066
Conroe Texas, GO Limited (ZCB)	2.75%(1)	03/01/10	170,000	169,089
Grand Prairie Independent School District, Refunded, GO Unlimited (ZCB)	3.92%(1)	08/15/16	400,000	324,984
Katy, Texas Independent School District, School Building, Series D, GO Unlimited	4.50%	02/15/19	325,000	353,619
Lewisville, Texas Independent School District, GO Unlimited, Refunding (ZCB)	4.04%(1)	08/15/15	400,000	345,396
Mount Vernon, Texas Independent School District Capital Appreciation Bonds, GO Unlimited (ZCB)	1.66%(1)	02/15/10	200,000	198,784
North Texas Municipal Water District, Regional Solid Waste Disposal Systems Revenue	3.00%	09/01/12	300,000	307,056
Port Arthur, Texas, Refunding, GO Unlimited	2.85%	02/15/11	200,000	204,578
San Antonio Water System Revenue	5.00%	05/15/13	100,000	105,303
San Antonio, Texas Municipal Drain Utilities Systems Revenue	4.00%	02/01/16	300,000	311,238
San Patricio, Texas Municipal Water District, Refunding	4.00%	07/10/18	200,000	191,672
				3,082,763
Utah 1.68%
Utah State, Refunding, Series B, GO Unlimited	5.38%	07/01/12	300,000	335,280

Virginia 3.41%
Virginia College Building Authority Educational Facilities Revenue, Prerefunded, Series A	5.00%	09/01/15	10,000	11,754
Virginia College Building Authority Educational Facilities Revenue, Unrefunded, Series A	5.00%	09/01/15	290,000	338,227
Virginia State Public Building Authority & Public Facilities Revenue, Refunding, Series A	5.00%	08/01/12	300,000	332,421
				682,402
Washington 4.80%
Clark County, Washington School District, GO Unlimited	5.13%	12/01/11	100,000	108,931
Energy Northwest, Washington Electric Revenue	5.00%	07/01/14	250,000	285,810
King County, Washington School District No. 401 Highline Public Schools, GO Unlimited	5.50%	12/01/13	240,000	266,222
Seattle, Washington Municipal Light and Power Revenue, Refunding	5.00%	07/01/17	300,000	300,408
				961,371
Wisconsin 2.91%
Chippewa Valley, Wisconsin, Technical College District Promissory Notes, Series A, GO Unlimited	4.00%	04/01/14	250,000	273,163
Wisconsin State, Refunding, Series 2, GO Unlimited	4.13%	11/01/16	295,000	309,511
				582,674

Total Municipal Bonds				18,132,968
(cost $17,477,678)

REPURCHASE AGREEMENT 8.69%
Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 09/30/09, 0.03%, due 10/01/09, repurchase price $1,740,041, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $1,740,040)	0.03%	10/01/09	1,740,040	1,740,040

Total Investments 99.30%				19,873,008
(cost $19,217,718)
Other assets and liabilities, net 0.70%				139,498

NET ASSETS 100%				$ 20,012,506

(1) Represents Yield

See notes to portfolios of investments.

TAX FREE FUND	September 30, 2009
Portfolio of Investments (unaudited)
MUNICIPAL BONDS 92.14%	Coupon Rate	Maturity Date	Principal Amount	Value

Alabama 6.71%
Alabama 21st Century Authority, Tobacco Settlement Revenue	5.75%	12/01/19	$ 275,000	$ 281,845
Alabama State, GO Unlimited, Series A	4.63%	09/01/22	375,000	396,544
Bessemer, Alabama Water Revenue	4.00%	01/01/16	200,000	187,746
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15	195,000	214,104
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%	09/01/15	300,000	328,164
				1,408,403
Arizona 1.32%
University of Arizona Certificates of Participation, Series C	5.00%	06/01/22	260,000	277,779

California 10.60%
Anaheim, California City School District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.60%(1)	08/01/28	580,000	191,081
California State, GO Unlimited	5.00%	03/01/32	300,000	301,782
California State, GO Unlimited	4.75%	03/01/34	205,000	195,588
California State, GO Unlimited	5.00%	06/01/37	455,000	456,119
Campbell, California Union High School District, GO Unlimited	4.75%	08/01/34	300,000	303,072
San Diego, California Community College District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.34%(1)	05/01/15	450,000	380,363
Santa Clara Valley Transportation Authority, Refunded, Series A	5.00%	04/01/27	370,000	396,955
				2,224,960
Colorado 0.73%
Colorado Health Facilities Authority Revenue	5.00%	09/01/16	150,000	152,277

Connecticut 1.55%
Connecticut State, Series E, GO Unlimited	5.13%	11/15/14	300,000	325,785

Florida 3.76%
Florida Board of Education, GO Unlimited, Refunding, Series C	4.50%	06/01/28	300,000	307,794
St. Lucie County Florida Sales Tax Revenue	5.25%	10/01/23	465,000	480,689
				788,483
Georgia 2.46%
Atlanta Development Authority Revenue	5.25%	07/01/22	500,000	515,375

Illinois 7.92%
Chicago Board of Education, GO Unlimited	5.25%	12/01/19	300,000	341,778
Du Page County, Refunding	5.60%	01/01/21	490,000	571,369
Illinois Development Financing Authority Hospital Revenue, Adventist Health System	5.65%	11/15/24	435,000	441,882
Illinois Regional Transportation Authority Revenue, Series A	7.20%	11/01/20	250,000	307,813
				1,662,842
Indiana 1.48%
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L	5.25%	01/01/33	305,000	311,310

Kansas 6.81%
Kansas State Development Finance Authority Hospital Revenue, Series Z	5.00%	12/15/12	500,000	509,215
Kansas State Development Finance Authority Revenue	4.00%	10/01/15	250,000	277,940
University of Kansas Hospital Authority Health Facilities Revenue	5.63%	09/01/27	570,000	641,278
				1,428,433
Kentucky 1.14%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00%	09/01/16	215,000	238,355

Maryland 1.55%
Maryland Health & Higher Educational Facilities Authority Revenue	5.75%	07/01/21	300,000	325,644

Michigan 1.88%
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.38%	05/01/18	300,000	84,000
Macomb County Building Authority, GO Limited	4.50%	11/01/23	300,000	310,518
				394,518
Missouri 3.32%
Kansas City Water Revenue	4.00%	12/01/22	250,000	277,865
St. Louis Airport Development Program, Prerefunded, Series A	5.00%	07/01/11	165,000	176,971
St. Louis Airport Development Program, Unrefunded, Series A	5.00%	07/01/11	235,000	242,449
				697,285
Nevada 1.24%
Nye County School District, GO Limited	4.00%	05/01/15	235,000	259,924

New Hampshire 2.53%
Manchester, New Hampshire School Facilities Revenue, Refunding	5.50%	06/01/26	300,000	371,352
New Hampshire Health & Education Facilities Authority Revenue	5.00%	07/01/14	155,000	158,956
				530,308
New Jersey 2.21%
New Jersey Health Care Facilities Financing Authority Revenue	4.38%	07/01/10	460,000	462,949

Ohio 2.24%
Ohio State Mental Health Facilities Revenue	5.50%	06/01/15	300,000	323,970
South Euclid Special Assessment, GO Limited Tax	6.70%	12/01/14	130,000	145,213
				469,183
Puerto Rico 1.26%
Commonwealth of Puerto Rico, Refunded, GO Unlimited	5.50%	07/01/11	250,000	264,827

Rhode Island 2.74%
Rhode Island State Health & Educational Building Corporation Revenue	6.50%	08/15/32	500,000	573,845

South Carolina 1.08%
South Carolina Jobs Economic Development Authority Revenue	5.00%	11/01/23	250,000	226,897

Tennessee 1.09%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding	5.00%	05/01/20	200,000	229,556

Texas 20.12%
Baytown, Texas, GO Limited	4.50%	02/01/27	250,000	258,888
Dallas, Texas Waterworks & Sewer Systems Revenue, Refunding	4.50%	10/01/19	225,000	252,040
Duncanville, Texas Independent School District, GO Unlimited, Prerefunded, Series B	5.25%	02/15/32	495,000	545,431
Duncanville, Texas Independent School District, GO Unlimited, Unrefunded, Series B	5.25%	02/15/32	5,000	5,164
Forney, Texas, GO Limited	5.00%	02/15/27	500,000	533,230
Goose Creek, Texas Independent School District Schoolhouse, Series A	5.25%	02/15/18	370,000	436,108
Greenville, Texas Independent School District, GO Unlimited, Refunding	4.00%	08/15/17	120,000	130,099
Houston Community College System Revenue, Refunding	4.00%	04/15/17	300,000	313,854
North Texas Municipal Water District Regional Solid Waste Disposal System Revenue	4.25%	09/01/17	385,000	413,317
North Texas Tollway Authority Revenue, Series F	5.75%	01/01/38	250,000	264,415
Prosper, Texas Independent School District, Capital Appreciation, School Building, GO Unlimited (ZCB)	6.00%(1)	08/15/33	1,000,000	292,990
San Marcos, Texas Tax & Toll Revenue, GO Limited	5.10%	08/15/27	400,000	440,744
White Settlement, Texas Independent School District, GO Unlimited	4.13%	08/15/15	300,000	334,734
				4,221,014
Utah 2.83%
Utah State Building Ownership Authority, Lease Revenue, Refunded, Series C	5.50%	05/15/19	500,000	594,160

Washington 2.90%
King County, Washington School District No. 401 Highline Public Schools, GO Unlimited	5.50%	12/01/13	300,000	332,778
Spokane County, Washington School District, No. 81, GO Unlimited	5.05%	06/01/22	255,000	276,471
				609,249
Wisconsin 0.67%
Wisconsin State Health & Educational Facilities Authority	5.50%	12/01/26	140,000	139,985

Total Municipal Bonds				19,333,346
(cost $18,496,349)

REPURCHASE AGREEMENT 8.28%
Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 09/30/09, 0.03%, due 10/01/09, repurchase price $1,737,506, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $1,737,504)	0.03%	10/01/09	1,737,504	1,737,504

Total Investments 100.42%				21,070,850
(cost $20,233,853)
Other assets and liabilities, net (0.42)%				(87,421)

NET ASSETS 100%				$ 20,983,429

(1) Represents Yield

See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND	September 30, 2009
Portfolio of Investments (unaudited)

COMMON STOCKS 80.34%	Shares	Value

Applications Software 2.08%
Salesforce.com, Inc.	6,000	$ 341,580	*

Banks 8.04%
Bank of America Corp.	35,000	592,200
Royal Bank of Canada	6,000	321,420
SunTrust Banks, Inc.	18,000	405,900
		1,319,520
Casino Hotels 0.65%
Wynn Resorts Ltd.	1,500	106,335	*

Computers 5.65%
Apple, Inc.	5,000	926,850	*

Computers - Memory Devices 4.16%
NetApp, Inc.	7,500	200,100	*
STEC, Inc.	4,000	117,560	*
Western Digital Corp.	10,000	365,300	*
		682,960
Cosmetics & Toiletries 0.88%
The Procter & Gamble Co.	2,500	144,800

Diagnostic Kits 0.94%
Inverness Medical Innovations, Inc.	4,000	154,920	*

Distribution/Wholesale 0.87%
Fossil, Inc.	5,000	142,250	*

Diversified Operations 1.27%
Textron, Inc.	11,000	208,780

E-Commerce 1.71%
Amazon.com, Inc.	3,000	280,080	*

Electronics & Components 4.67%
Cree, Inc.	8,000	294,000	*
Flextronics International Ltd.	15,000	111,900	*
NVIDIA Corp.	24,000	360,720	*
		766,620
Financial Services 6.95%
Citigroup, Inc.	75,000	363,000
E*Trade Financial Corp.	60,000	105,000	*
JPMorgan Chase & Co.	4,000	175,280
The Goldman Sachs Group, Inc.	2,700	497,745
		1,141,025
Food & Beverages 0.98%
General Mills, Inc.	2,500	160,950

Forestry 0.67%
Weyerhaeuser Co.	3,000	109,950

Golf 0.70%
Callaway Golf Co.	15,000	114,150

Insurance 6.80%
Lincoln National Corp.	17,500	453,425
The Hartford Financial Services Group, Inc.	25,000	662,500
		1,115,925
Internet 0.03%
Stockhouse, Inc.	131,125	4,589	*

Medical - Drugs 1.50%
Pharmasset, Inc.	5,000	105,700	*
Schering-Plough Corp.	5,000	141,250
		246,950
Medical - Hospitals 1.51%
Universal Health Services, Inc., Class B	4,000	247,720

Medical Information System 2.73%
Cerner Corp.	6,000	448,800	*

Metal Processing 1.24%
Precision Castparts Corp.	2,000	203,740

Oil & Gas - Drilling 1.34%
Pride International, Inc.	7,200	219,168	*

Oil & Gas Exploration & Production 5.39%
CNOOC Ltd., Sponsored ADR	1,000	135,430	^
Concho Resources, Inc.	4,000	145,280	*
Linn Energy LLC	12,000	274,920
Range Resources Corp.	4,000	197,440
XTO Energy, Inc.	3,200	132,224
		885,294
Oil & Gas Royalty Trusts 0.79%
San Juan Basin Royalty Trust	7,200	130,032

Oil Field Machinery & Equipment 1.27%
FMC Technologies, Inc.	4,000	208,960	*

Oil Field Services 2.34%
Key Energy Services, Inc.	12,000	104,400	*
Oceaneering International, Inc.	2,400	136,200	*
Schlumberger Ltd.	2,400	143,040
		383,640
Pharmacy Services 2.53%
Medco Health Solutions, Inc.	7,500	414,825	*

Retail 3.97%
Copart, Inc.	9,000	298,890	*
J. Crew Group, Inc.	6,000	214,920	*
Macy's, Inc.	7,500	137,175
		650,985
Software Tools 1.47%
ArcSight, Inc.	10,000	240,700	*

Tobacco 1.78%
Philip Morris International, Inc.	6,000	292,440

Transportation 2.55%
CSX Corp.	10,000	418,600

Water Treatment Systems 1.22%
Duoyuan Global Water, Inc., Sponsored ADR	6,000	199,800	*

Wireless Equipment 1.66%
American Tower Corp., Class A	7,500	273,000	*

Total Common Stocks		13,185,938
(cost $10,358,484)

EXCHANGE-TRADED FUNDS (ETF) 2.70%

iShares Dow Jones U.S. Real Estate Index Fund	3,500	149,310	^
SPDR KBW Insurance ETF	5,000	180,600
SPDR S&P Homebuilders ETF	7,500	112,725

Total Exchange-Traded Funds		442,635
(cost $347,902)

PURCHASED OPTION 0.04%	Contracts

Medical - Products 0.04%
Johnson & Johnson, Strike Price 65, Call, Expiration Jan. 2010	100	6,500
(premium $7,100)

Total Securities		13,635,073
(cost $10,713,486)

REPURCHASE AGREEMENT 17.94%	Principal Amount

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 09/30/09, 0.03%, due 10/01/09, repurchase price $2,945,097, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $2,945,094)	$ 2,945,094	2,945,094

Total Investments 101.02%		16,580,167
(cost $13,658,580)
Other assets and liabilities, net (1.02%)		(167,823)

NET ASSETS 100%		$ 16,412,344

CALL OPTIONS WRITTEN	Shares Subject To Call	Value
CNOOC Ltd., Strike Price 140, Expiration Oct. 2009	1,000	$ 2,100
iShares Dow Jonew U.S. Real Estate Index Fund, Strike Price 46, Expiration Oct. 2009	1,500	600

Total Call Options Written		$ 2,700
(premiums received $3,875)

See notes to portfolios of investments.

HOLMES GROWTH FUND	September 30, 2009
Portfolio of Investments (unaudited)

COMMON STOCKS 79.17%	Shares	Value

Airlines 0.77%
Copa Holdings S.A., Class A	6,500	$ 289,185

Apparel 2.06%
True Religion Apparel, Inc.	30,000	777,900	*

Applications Software 3.25%
Ebix, Inc.	17,000	941,120	*^
Salesforce.com, Inc.	5,000	284,650	*
		1,225,770
Banks 2.69%
Bank of America Corp.	60,000	1,015,200

Cable & Wire Products 1.35%
General Cable Corp.	13,000	508,950	*

Cellular Telecommunications 1.54%
Mobile TeleSystems, Sponsored ADR	12,000	579,240

Computers 1.34%
Research In Motion Ltd.	7,500	506,625	*

E-Commerce 5.34%
Amazon.com, Inc.	4,500	420,120	*
CYBERplex, Inc.	650,000	801,382	*
Netflix, Inc.	10,000	461,700	*
Priceline.com, Inc.	2,000	331,640	*
		2,014,842
Electronics & Components 5.28%
Cree, Inc.	18,000	661,500	*
NVE Corp.	11,000	584,760	*
NVIDIA Corp.	49,500	743,985	*
		1,990,245
Entertainment 0.71%
WMS Industries, Inc.	6,000	267,360	*

Financial Services 7.82%
GMP Capital, Inc.	63,800	810,423
Jovian Capital Corp.	8,450	44,908
Knight Capital Group, Inc., Class A	20,000	435,000	*
MasterCard, Inc., Class A	2,000	404,300
The Goldman Sachs Group, Inc.	6,800	1,253,580
		2,948,211
Food Products 2.04%
CoolBrands International, Inc.	995,200	771,509	*

Internet 3.45%
NetEase.com, Sponsored ADR	18,000	822,240	*
Perfect World Co., Ltd., Sponsored ADR	10,000	481,000	*
		1,303,240
Machinery 2.35%
Flowserve Corp.	9,000	886,860

Medical - Hospitals 2.47%
African Medical Investments plc	1,000,000	311,630	*
Universal Health Services, Inc., Class B	10,000	619,300
		930,930
Medical - Products 2.32%
Bristol-Myers Squibb Co.	17,000	382,840
Quality Systems, Inc.	8,000	492,560
		875,400
Oil & Gas Drilling 2.85%
Atwood Oceanics, Inc.	9,000	317,430	*
Helmerich & Payne, Inc.	19,200	758,976
		1,076,406
Oil & Gas Exploration & Production 5.12%
Alange Energy Corp.	2,000,000	1,251,576	*
Chesapeake Energy Corp.	11,200	318,080
Concho Resources, Inc.	10,000	363,200	*
		1,932,856
Oil & Gas Royalty Trusts 0.96%
San Juan Basin Royalty Trust	20,000	361,200

Oil Field Machinery & Equipment 1.95%
Cameron International Corp.	6,300	238,266	*
Dresser-Rand Group, Inc.	16,000	497,120	*
		735,386
Oil Field Services 0.74%
Core Laboratories N.V.	2,700	278,343

Pharmacy Services 4.08%
Express Scripts, Inc.	12,000	930,960	*
Medco Health Solutions, Inc.	11,000	608,410	*
		1,539,370
Platinum 0.52%
Eastern Platinum Ltd.	358,800	194,372	*

Radio 6.83%
Newfoundland Capital Corp. Ltd., Class A	125,500	2,576,463

Restaurants 1.93%
Chipotle Mexican Grill, Inc., Class A	7,500	727,875	*

Retail 4.51%
Aeropostale, Inc.	20,000	869,400	*
Dollar Tree, Inc.	7,500	365,100	*
J. Crew Group, Inc.	13,000	465,660	*
		1,700,160
Software Tools 1.91%
ArcSight, Inc.	30,000	722,100	*

Television 1.67%
CTC Media, Inc.	40,000	628,800	*

Water Treatment Systems 1.32%
Duoyuan Global Water, Inc., Sponsored ADR	15,000	499,500	*

Total Common Stocks		29,864,298
(cost $23,648,486)

EXCHANGE-TRADED FUNDS (ETF) 6.25%

iShares Dow Jones U.S. Real Estate Index Fund	18,000	767,880	^
SPDR KBW Bank ETF	17,000	396,610
SPDR KBW Capital Markets ETF	9,000	349,110
SPDR KBW Insurance ETF	15,000	541,800
SPDR S&P Homebuilders ETF	20,000	300,600

Total Exchange-Traded Funds		2,356,000
(cost $2,094,430)

WARRANTS 0.89%

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2011)	500,000	0	*@

Oil & Gas Exploration & Production 0.48%
Pacific Rubiales Energy Corp., Warrants (July 2012)	30,200	180,526	*

Silver Mining 0.41%
Silver Wheaton Corp., Warrants (December 2010)	32,500	157,241	*

Total Warrants		337,767
(cost $147,022)

Total Securities		32,558,065
(cost $25,889,938)

REPURCHASE AGREEMENT 13.90%	Principal Amount

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 09/30/09, 0.03%, due 10/01/09, repurchase price $5,241,476, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $5,241,471)	$5,241,471	5,241,471

Total Investments 100.21%		37,799,536
(cost $31,131,409)
Other assets and liabilities, net (0.21%)		(77,693)

NET ASSETS 100%		$ 37,721,843

CALL OPTIONS WRITTEN	Shares Subject To Call	Value
Ebix, Inc., Strike Price 50, Expiration Oct. 2009	8,500	$ 46,750
iShares Dow Jones U.S. Real Estate Index Fund, Strike Price 46, Expiration Oct. 2009	9,000	3,600

Total Call Options Written		$ 50,350
(premiums received $36,701)

See notes to portfolios of investments.

GLOBAL MEGATRENDS FUND	September 30, 2009
Portfolio of Investments (unaudited)

COMMON STOCKS 80.38%	Shares	Value

Airlines 0. 84%
Copa Holdings S.A., Class A	5,500	$ 244,695

Airports 2.92%
Grupo Aeroportuario del Sureste S.A.B de C.V., Sponsored ADR	20,000	853,200

Building & Construction 2.13%
Alarko Holding A.S.	60,000	164,943
Enka Insaat ve Sanayi A.S.	60,000	254,691
Group Five Ltd.	35,000	204,801
		624,435
Building Products 1.70%
Anhui Conch Cement Co., Ltd., H shares	30,000	199,935
Polaris Minerals Corp.	200,000	298,884
		498,819
Cable & Wire Products 0.80%
General Cable Corp.	6,000	234,900	*

Cellular Telecommunications 9.88%
America Movil SAB de C.V., ADR, Series L, Sponsored ADR	9,000	394,470
Mobile TeleSystems, Sponsored ADR	16,000	772,320
Turkcell Iletisim Hizmetleri A.S., Sponsored ADR	35,000	625,450
Vimpel-Communications, Sponsored ADR	25,000	467,500	*
Vivo Participacoes S.A., Sponsored ADR	25,000	631,250
		2,890,990
Commercial Services 1.71%
Stantec, Inc.	20,000	502,000	*

Construction 3.29%
Aecon Group, Inc.	30,000	329,800
China Communications Construction Co., Ltd., H shares	400,000	433,548
China Railway Construction Corp., Ltd., H shares	150,000	199,355	*
		962,703
Diversified Operations 1.72%
Tekfen Holding A.S.	174,673	503,723

Electric Generation 9.09%
Compania Energetica de Minas Gerais, Sponsored ADR	40,201	611,055
CPFL Energia S.A., Sponsored ADR	12,500	675,125
FirstEnergy Corp.	13,000	594,360
Huadian Power International Corp., Ltd., H shares	1,300,000	417,678	*
Vestas Wind Systems A.S.	5,000	361,432	*
		2,659,650
Electric Utilities 5.81%
Exelon Corp.	12,000	595,440
FPL Group, Inc.	20,000	1,104,600
		1,700,040
Electronics & Components 2.95%
China High Speed Transmission Equipment Group Co., Ltd.	250,000	512,903
Zhuzhou CSR Times Electric Co., Ltd., H shares	200,000	349,420
		862,323
Energy - Alternate Sources 2.20%
Trina Solar Ltd., Sponsored ADR	20,000	643,400	*

Engineering/Research & Development Services 8.13%
ABB Ltd., Sponsored ADR	25,000	501,000
Aecom Technology Corp.	8,000	217,120	*
Fluor Corp.	15,000	762,750
Foster Wheeler AG	14,000	446,740	*
SNC-Lavalin Group, Inc.	10,000	451,595
		2,379,205
Holding Company 1.93%
Berkshire Hathaway, Inc., Class B	170	564,910	*

Machinery 3.37%
Flowserve Corp.	10,000	985,400

Metal & Mineral Mining 1.44%
Eastern Platinum Ltd.	169,400	91,768	*
Teck Resources Ltd., Class B	12,000	330,840	*
		422,608
Oil & Gas Exploration & Production 0.26%
Pacific Rubiales Energy Corp.	6,233	77,196	*

Pipelines 0.65%
China Gas Holdings Ltd.	600,000	191,226

Public Thoroughfares 2.61%
Anhui Expressway Co., Ltd., H shares	250,000	148,065
Compania de Concessoes Rodoviarias	36,000	615,935
		764,000
Steel - Producers 6.76%
Gerdau S.A., Sponsored ADR	60,000	806,400
Maanshan Iron and Steel Co., Ltd., H shares	400,000	240,516	*
Mechel, Sponsored ADR	15,000	269,700	^
Novolipetsk Steel, Sponsored GDR	26,000	661,700
		1,978,316
Transport & Storage 3.18%
Dalian Port (PDA) Co., Ltd., H shares	1,000,000	411,613
Westshore Terminals Income Fund	45,000	518,236
		929,849
Transportation 3.54%
China Railway Group Ltd., H shares	400,000	343,742	*
CSX Corp.	10,000	418,600
Novorossiysk Sea Trade Port, Sponsored GDR	25,000	273,750
		1,036,092
Water Treatment Systems 3.47%
Duoyuan Global Water, Inc., Sponsored ADR	11,000	366,300	*
Hyflux Ltd.	300,000	649,558
		1,015,858

Total Common Stocks		23,525,538
(cost $21,783,711)

WARRANTS 0.10%

Building Products 0.10%
Polaris Minerals Corp., Warrants (January 2011)	100,000	28,954	*
(cost $9,053)

MASTER LIMITED PARTNERSHIP 1.33%	Units

Pipelines 1.33%
NuStar Energy L.P.	7,500	388,800
(cost $339,574)

Total Securities		23,943,292
(cost $22,132,338)

REPURCHASE AGREEMENT 18.25%	Principal Amount

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 09/30/09, 0.03%, due 10/01/09, repurchase price $5,341,692, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $5,341,687)
	$ 5,341,687	$ 5,341,687

Total Investments 100.06%		29,284,979
(cost $27,474,025)
Other assets and liabilities, net (0.06%)		(18,957)

NET ASSETS 100%		$ 29,266,022

CALL OPTIONS WRITTEN	Shares Subject To Call	Value
Mechel, Strike Price 17.50, Expiration Nov. 2009 (premiums received $26,381)	15,000	$ 34,500

See notes to portfolios of investments.

GLOBAL RESOURCES FUND	September 30, 2009
Portfolio of Investments (unaudited)

COMMON STOCKS 81.86%	Shares	Value

Agricultural Chemicals & Fertilizers 0.01%
Spur Ventures, Inc.	274,867	$ 77,019	*

Agricultural Operations 0.52%
Agriterra Ltd.	41,152,308	3,571,067	*+

Coal 4.72%
Alpha Natural Resources, Inc.	200,000	7,020,000	*
Bounty Mining Ltd.	22,000,000	339,685	*@+
Coalcorp Mining, Inc.	5,732,661	1,633,084	*
Peabody Energy Corp.	350,000	13,027,000
Walter Energy, Inc.	115,000	6,906,900
Western Canadian Coal Corp.	1,200,000	3,239,154	*
		32,165,823
Copper 4.50%
Chariot Resources Ltd.	2,491,600	698,155	*
Continental Minerals Corp.	1,026,227	1,141,256	*
First Quantum Minerals Ltd.	160,000	10,460,935
Freeport-McMoRan Copper & Gold, Inc.	265,000	18,181,650	^
Los Andes Copper Ltd.	754,000	59,861	*
Lumina Copper Corp.	168,600	135,428	*
		30,677,285
Diamond Mining & Exploration 0.04%
Diamond Fields International Ltd.	1,822,400	170,214	*
Rockwell Diamonds, Inc.	950,000	44,366	*
Vaaldiam Resources Ltd.	1,044,001	43,880	*
		258,460
Financial Services 0.28%
Endeavour Financial Corp.	1,206,500	1,881,899	*

Food Products 0.31%
CoolBrands International, Inc.	2,714,200	2,104,129	*

Forestry 1.18%
Sino-Forest Corp.	510,000	8,055,013	*

General Metal & Mineral Mining 6.39%
Anfield Nickel Corp. (RS)	200,000	532,387	*@
Atacama Minerals Corp.	1,025,000	430,813	*
Baja Mining Corp.	1,381,050	877,144	*
Calibre Mining Corp.	550,000	82,193	*
Canada Zinc Metals Corp.	1,000,000	373,605	*
Century Mining Corp.	225,911	35,870	*
HudBay Minerals, Inc.	500,000	6,024,378	*
Lundin Mining Corp.	1,190,000	4,012,422	*
Mercator Minerals Ltd.	2,550,000	6,978,471	*
Natasa Mining Ltd.	1,099,160	1,761,770	*+
Revett Minerals, Inc.	5,048,000	660,085	*
Savant Explorations Ltd.	54,191	10,123	*
Sterling Group Ventures, Inc.	500,000	20,000	*
Teck Resources Ltd., Class B	495,000	13,647,150	*
Terrane Metals Corp.	2,337,000	1,462,467	*
Thompson Creek Metals Co., Inc.	530,000	6,397,100	*
Toledo Mining Corp. plc	426,200	260,525	*
Verona Development Corp.	708,800	0	*@
		43,566,503
Gold & Silver Mining 2.74%
Chesapeake Gold Corp.	723,500	2,858,455	*
Corona Gold Ltd.	50,000	0	*@
Dundee Precious Metals, Inc.	1,250,000	4,004,577	*
Euromax Resources Ltd.	540,840	143,968	*
Fortress Minerals Corp.	431,425	189,389	*
Kinross Gold Corp.	1	22
Medoro Resources Ltd.	3,255,514	2,128,482	*
NGEx Resources, Inc.	1,954,005	1,277,545	*
Northern Dynasty Minerals Ltd.	800,000	5,947,789	*
Olympus Pacific Minerals, Inc.	375,000	103,325	*
Orsu Metals Corp.	1,476,050	82,719	*
Planet Exploration, Inc.	160,000	29,141	*
Rusoro Mining Ltd.	3,870,833	1,518,470	*
TVI Pacific, Inc.	6,037,428	394,732	*
		18,678,614
Gold/Mineral Royalty Companies 0.39%
Aberdeen International, Inc.	1,274,750	369,096	*
Franco-Nevada Corp.	88,000	2,308,803
		2,677,899
Machinery 2.45%
Flowserve Corp.	95,000	9,361,300
Joy Global, Inc.	150,000	7,341,000	^
		16,702,300
Medical - Hospitals 0.11%
African Medical Investments plc	2,330,000	726,097	*

Oil & Gas - Integrated 7.48%
Chevron Corp.	355,000	25,002,650
Hess Corp.	185,000	9,890,100
Occidental Petroleum Corp.	205,000	16,072,000
		50,964,750
Oil & Gas Drilling 6.53%
Atlas Energy, Inc.	452,400	12,246,468	*
ENSCO International, Inc.	185,000	7,869,900
Noble Corp.	175,000	6,643,000
Patterson-UTI Energy, Inc.	450,000	6,795,000
Rowan Co., Inc.	310,000	7,151,700	*
Vantage Drilling Co.	2,082,069	3,810,186	*
		44,516,254
Oil & Gas Exploration & Production 23.93%
Africa Oil Corp.	2,050,000	1,914,725	*
Alange Energy Corp.	10,563,000	6,610,199	*
Alange Energy Corp. (RS)	14,286,000	8,493,008	*@
Arena Resources, Inc.	250,000	8,875,000	*
Bankers Petroleum Ltd.	1,116,667	4,933,297	*
Bayou Bend Petroleum Ltd.	14,764,400	8,825,682	*
Canadian Natural Resources Ltd.	285,000	19,149,150
Chesapeake Energy Corp.	565,000	16,046,000
Concho Resources, Inc.	255,000	9,261,600	*
Green Dragon Gas Ltd.	788,831	5,166,843	*
Gulf Keystone Petroleum Ltd.	1,711,111	2,385,874	*
Ivanhoe Energy, Inc.	1,500,000	3,460,515	*
NiMin Energy Corp.	2,631,580	2,580,824	*+
North Peace Energy Corp.	3,233,400	1,510,017	*
Pacific Rubiales Energy Corp.	1,700,000	21,054,500	*
Quicksilver Resources, Inc.	550,000	7,804,500	*
Royalite Petroleum Co., Inc.	2,266,333	15,864	*
Southwestern Energy Co.	305,000	13,017,400	*
Ultra Petroleum Corp.	190,000	9,302,400	*
WesternZagros Resources Ltd.	1,008,196	2,034,001	*
Whiting Petroleum Corp.	185,000	10,652,300	*^
		163,093,699
Oil & Gas Refining and Marketing 3.27%
Sunoco, Inc.	250,000	7,112,500
Tesoro Corp.	450,000	6,741,000
Valero Energy Corp.	400,000	7,756,000
Value Creation, Inc. (RS)	336,880	658,877	*@
		22,268,377
Oil & Gas Royalty Trusts 0.26%
San Juan Basin Royalty Trust	100,000	1,806,000

Oil Field Machinery & Equipment 3.00%
Cameron International Corp.	255,000	9,644,100	*^
National-Oilwell Varco, Inc.	250,000	10,782,500	*^
		20,426,600
Oil Field Services 6.56%
Core Laboratories N.V.	100,000	10,309,000
Halliburton Co.	410,000	11,119,200	^
Helix Energy Solutions Group, Inc.	500,000	7,490,000	*
Superior Energy Services, Inc.	315,000	7,093,800	*
Weatherford International Ltd.	420,000	8,706,600	*
		44,718,600

Paper Products 0.65%
International Paper Co.	200,000	4,446,000

Platinum 2.96%
Anooraq Resources Corp.	725,000	643,301	*
Eastern Platinum Ltd.	12,807,500	6,938,168	*
Impala Platinum Holdings Ltd., Sponsored ADR	530,000	12,582,200
Ivanhoe Nickel and Platinum Ltd. (RS)	15,000	15,462	*@
Osmium Holdings S.A. (RS)	104	0	*@
		20,179,131
Steel - Producers 1.57%
Tenaris S.A., Sponsored ADR	300,000	10,686,000

Sugar/Ethanol 0.25%
Bioenergy Africa Ltd.	8,760,000	1,679,923	*
Infinity Bio-Energy Ltd.	682,400	0	*@
		1,679,923
Transportation 1.65%
CSX Corp.	1,100	46,046
Diana Shipping, Inc.	450,000	5,850,000
Frontline Ltd.	230,000	5,379,700
		11,275,746
Uranium 0.11%
Govi Uranium, Inc. (RS)	750,000	735,000	*@
GoviEx IP Holdings, Inc. (RS)	750,000	15,000	*@
UMC Energy plc	1,000,000	25,969	*
Uranium North Resources Corp.	12,500	992	*
		776,961

Total Common Stocks		557,980,149
(cost $534,516,151)

WARRANTS 4.79%

Coal 0.12%
Bounty Mining Ltd., Warrants (December 2011)	5,500,000	0	*@
Coalcorp Mining, Inc., Warrants (February 2011)	1,228,071	11,470	*
Coalcorp Mining, Inc., Warrants (August 2011)	885,500	4,135	*
Coalcorp Mining, Inc., Warrants (June 2013)	3,803,000	195,363	*
Western Canadian Coal Corp., Warrants (June 2012)	425,000	585,509	*
		796,477

Diamond Mining & Exploration 0.00%
Rockwell Diamonds, Inc., Warrants (November 2009)	950,000	0	*@

Exchange-Traded Fund 0.01%
Claymore Gold Bullion Trust, Warrants (November 2009)	500,000	51,371	*

General Metal & Mineral Mining 0.02%
Baja Mining Corp., Warrants (April 2011)	1,055,500	0	*@
Terrane Metals Corp., Warrants (June 2012)	562,500	131,345	*
		131,345

Gold & Silver Mining 3.20%
Chesapeake Gold Corp., Warrants (February 2012)	91,023	136,027	*
Dundee Precious Metals, Inc., Warrants (November 2015)	625,000	793,910	*
Goldcorp, Inc., Warrants (June 2011)	1,447,841	12,197,755	*
Medoro Resources Ltd., Warrants (March 2010)	1,125,000	105,076	*@
New Gold, Inc., Warrants (April 2012)	88,500	3,306	*
New Gold, Inc., Warrants (November 2012)	294,000	38,444	*
New Gold, Inc., Warrants (June 2017)	822,570	380,304	*
Orsu Metals Corp., Warrants (April 2010)	950,000	4,437	*
Orsu Metals Corp., Warrants (March 2011)	660,000	3,082	*
Rusoro Mining Ltd., Warrants (November 2011)	216,667	0	*@
Rusoro Mining Ltd., Warrants (November 2012)	3,150,000	220,660	*
Silver Wheaton Corp., Warrants (December 2010)	1,363,240	6,595,604	*
Silver Wheaton Corp., Warrants (September 2013)	239,044	1,338,646	*
		21,817,251

Gold/Mineral Royalty Companies 0.04%
Aberdeen International, Inc., Warrants (July 2012)	500,000	42,031	*
Franco-Nevada Corp., Warrants (June 2017)	44,000	256,853	*
		298,884

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2011)	1,162,500	0	*@

Oil & Gas Drilling 0.05%
Vantage Drilling Co., Warrants (May 2011)	2,461,400	356,903	*

Oil & Gas Exploration & Production 1.34%
Africa Oil Corp., Warrants (April 2012)	2,050,000	0	*@
Americas Petrogas, Inc., Warrants (January 2010)	2,162,500	0	*@
Bankers Petroleum Ltd., Warrants (November 2009) 144A	700,000	1,438,379	*
Coastal Energy Co., Warrants (July 2010)	250,000	0	*@
Energy XXI Bermuda Ltd., Warrants (October 2009)	790,000	0	*@
Foothills Resources, Inc., Warrants (September 2011)	633,334	0	*@
Gran Tierra Energy, Inc., Warrants (June 2012)	1,550,000	4,820,500	*@
North Peace Energy Corp., Warrants (February 2010)	1,616,700	0	*@
Pacific Rubiales Energy Corp., Warrants (July 2012)	483,000	2,887,218	*
		9,146,097

Uranium 0.01%
Denison Mines Corp., Warrants (March 2011)	231,050	75,531	*

Total Warrants		32,673,859
(cost $34,995,681)

SUBSCRIPTION RECEIPTS 0.80%

Investment Banking & Brokerage 0.27%
Cantrell Capital Corp. (RS)	8,000,000	1,868,024	*@

Oil & Gas Exploration & Production 0.53%
Range Metals, Inc. (RS)	15,000,000	3,593,612	*@+

Total Subscription Receipts		5,461,636
(cost $4,663,091)

PURCHASED OPTIONS 0.32%	Contracts

Exchange-Traded Fund 0.17%
SPDR Gold Trust, Strike Price 100, Call, Expiration Dec. 2009 (premium $1,690,905)	3,000	1,020,000
United States National Gas Fund LP, Strike Price 16, Call, Expiration Jan. 2010 (premium $1,084,300)	5,000	175,000
		1,195,000

Gold & Silver Mining 0.10%
Goldcorp, Inc., Strike Price 40, Put, Expiration Jan. 2010 (premium $738,984)	1,625	666,250

Oil & Gas Exploration & Production 0.05%
Plains Exploration & Production Co., Strike Price 30, Call, Expiration Jan. 2010 (premium $537,000)	1,500	341,250

Total Purchased Options		2,202,500
(cost $4,051,189)

MASTER LIMITED PARTNERSHIPS 1.79%	Units

Pipelines 1.79%
NuStar Energy L.P.	110,000	5,702,400
Plains All American Pipeline L.P.	140,000	6,480,600

Total Master Limited Partnerships		12,183,000
(cost $9,997,166)

CONVERTIBLE DEBENTURE 0.57%	Principal Amount

Coal 0.57%
Western Canadian Coal Corp., 7.50%, maturity 03/24/11	$4,000,000	3,877,271
(cost $3,073,403)

NOTES 1.27%

Coal 0.30%
Coalcorp Mining, Inc., 12.00%, maturity 08/31/11	2,999,000	2,028,074

Gold & Silver Mining 0.97%
New Gold, Inc., 10.00%, maturity 06/28/17	7,000,000	6,636,155

Total Notes		8,664,229
(cost $9,538,611)

Total Securities		623,042,644
(cost $600,835,292)

REPURCHASE AGREEMENT 10.35%

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston, 09/30/09, 0.03%, due 10/01/09, repurchase price $70,534,098, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $70,534,040)	70,534,040	70,534,040

Total Investments 101.75%		693,576,684
(cost $671,369,332)
Other assets and liabilities, net (1.75%)		(11,932,444)

NET ASSETS 100%		$ 681,644,240

CALL OPTIONS WRITTEN	Shares Subject To Call	Value
Cameron International Corp., Strike Price 40, Expiration Oct. 2009	150,000	$ 75,000
Freeport-McMoRan Copper & Gold, Inc., Strike Price 80, Expiration Feb. 2010	50,000	225,000
Goldcorp, Inc., Strike Price 30, Expiration Jan. 2010	162,200	121,650
Halliburton Co., Strike Price 30, Expiration Oct. 2009	150,000	27,000
Joy Global, Inc., Strike Price 50, Expiration Oct. 2009	75,000	123,000
National Oilwell Varco, Inc., Strike Price 45, Expiration Oct. 2009	75,000	71,250
Whiting Petroleum Corp., Strike Price 60, Expiration Oct. 2009	75,000	90,000

Total Call Options Written		$ 732,900
(premiums received $1,131,070)

See notes to portfolios of investments.

WORLD PRECIOUS MINERALS FUND	September 30, 2009
Portfolio of Investments (unaudited)

COMMON STOCKS 66.75%	Shares	Value

Agricultural Operations 0.40%
Agriterra Ltd.	26,550,000	$ 2,303,925	*+

Capital Pools 0.01%
Arapaho Capital Corp.	81,000	74,142	*

Diamond Mining & Exploration 0.36%
Diagem, Inc.	406,350	0	*@
Diamond Fields International Ltd.	448,600	41,900	*
Diamonds North Resources Ltd.	2,804,200	432,161	*
Olivut Resources Ltd.	664,000	155,046	*
Rockwell Diamonds, Inc.	3,575,000	166,955	*
Shore Gold, Inc.	1,126,500	1,178,424	*
Vaaldiam Resources Ltd.	1,513,999	63,634	*
		2,038,120
Financial Services 1.71%
Endeavour Financial Corp.	2,175,000	3,392,565	*
GMP Capital, Inc.	490,100	6,225,527
Jovian Capital Corp.	24,355	129,435
		9,747,527
Gold/Mineral Exploration & Development 30.16%
African Gold Group, Inc.	1,084,400	303,853	*
Amarc Resources Ltd.	695,545	175,405	*
Andean Resources Ltd.	5,930,856	11,935,907	*
Andina Minerals, Inc.	1,251,000	1,822,781	*
Atikwa Minerals Corp.	3,062,333	178,766	*
AuEx Ventures, Inc.	810,000	2,269,649	*
Bendigo Mining NL	1,000,000	216,164
Brazauro Resources Corp.	3,050,000	1,994,116	*
Candente Resource Corp.	300,000	137,300	*
Carnavale Resources Ltd.	3,500,000	401,446	*+
Centamin Egypt Ltd.	7,850,000	12,024,471	*
Centamin Egypt Ltd. (RS)	3,000,000	4,365,572	*@
Chesapeake Gold Corp.	2,028,719	8,015,207	*+
Continental Minerals Corp.	758,946	843,549	*
Continental Precious Minerals, Inc.	267,000	107,234	*
Corona Gold Ltd.	812,500	0	*@
Crystallex International Corp.	2,150,000	537,500	*
Eastmain Resources, Inc.	675,000	876,337	*
Entree Gold, Inc.	750,000	2,136,553	*
Erdene Resource Development Corp.	731,500	187,888	*
First Point Minerals Corp.	2,423,000	203,680	*
Fortress Minerals Corp.	2,335,000	1,025,032	*
Gold Summit Corp.	10,000	2,125	*
Golden Arrow Resources Corp.	1,000,000	266,193	*
Golden Odyssey Mining, Inc.	2,656,500	396,992	*+
Grandview Gold, Inc.	1,100,000	118,153	*
Grayd Resource Corp.	2,150,000	753,047	*
Great Basin Gold Ltd.	2,225,000	3,408,210	*
Greenock Resources, Inc.	126,200	15,323
Greystar Resources Ltd.	625,500	1,939,625	*
Guyana Goldfields, Inc.	1,154,500	4,572,064	*
Hainan Mining Corp. plc (RS)	2,018,700	322,608	*@+
Helio Resource Corp.	475,000	266,193	*
Inca Pacific Resources, Inc.	337,000	108,593	*
Inter-Citic Minerals, Inc.	120,000	78,457	*
Kings Minerals NL	15,275,000	1,752,027	*
Klondex Mines Ltd.	2,230,100	2,770,311	*+
Lake Shore Gold Corp.	1,803,000	4,833,148	*
Leyshon Resources Ltd.	2,220,000	261,649	*
Linear Gold Corp.	1,565,000	3,493,532	*
MAG Silver Corp.	500,000	2,909,448	*
Marengo Mining Ltd.	500,000	86,024	*
Medoro Resources Ltd.	5,081,857	3,322,561	*+
Medoro Resources Ltd. (RS)	6,115,900	3,798,696	*@+
Metallic Ventures Gold, Inc.	965,000	802,176	*
Mindoro Resources Ltd.	2,984,000	334,451	*
Mirasol Resources Ltd.	700,000	320,366	*
Moss Lake Gold Mines Ltd.	3,182,000	564,685	*+
Moto Goldmines Ltd.	1,929,000	9,350,871	*
Moydow Mines International, Inc.	495,000	72,818	*
Nautilus Minerals, Inc.	300,000	344,650	*
New Pacific Metals Corp.	647,700	514,216	*
NGEx Resources, Inc.	3,006,700	1,965,806
Northern Dynasty Minerals Ltd.	676,000	5,025,881	*
Olympus Pacific Minerals, Inc.	1,539,000	424,046	*
Orsu Metals Corp.	3,008,000	168,570	*
Pacific North West Capital Corp.	1,291,666	150,804	*
Pacific Rim Mining Corp.	5,330,713	1,656,998	*
Pelangio Mines, Inc.	1,500,000	567,412	*
Planet Exploration, Inc.	1,020,500	185,866	*
Platte River Gold U.S., Inc. (RS)	1,098,900	1,098,900	*@
Premier Gold Mines Ltd.	500,000	1,270,256	*
Q2 Gold Resources, Inc. (RS)	201,333	0	*@
Queenston Mining, Inc.	440,000	2,502,779	*
Radius Gold, Inc.	1,698,200	317,228	*
Reunion Gold Corp.	2,129,500	169,063	*
Romarco Minerals, Inc.	23,602,206	24,249,219	*+
Rubicon Minerals Corp.	1,919,600	7,942,678	*
San Anton Resource Corp.	1,303,200	365,161	*
San Gold Corp.	2,267,000	6,246,346	*
Solitario Exploration & Royalty Corp.	942,522	1,787,064	*
St Andrew Goldfields Ltd.	927,549	407,181	*
Staccato Gold Resources Ltd.	3,091,500	360,937	*
Strongbow Exploration, Inc.	880,500	102,800	*
Temex Resources Corp.	978,268	182,743	*
Terrane Metals Corp.	8,651,000	5,413,693	*+
Verena Minerals Corp.	1,741,000	414,659	*
Verona Development Corp.	48,500	0	*@
VG Gold Corp.	5,936,501	2,162,458	*
Victoria Gold Corp.	1,300,000	540,326	*
Virginia Mines, Inc.	665,000	3,111,801	*
Wesdome Gold Mines Ltd.	451,700	864,881	*
West Timmins Mining, Inc.	2,400,000	4,640,172	*
West Timmins Mining, Inc. (RS)	200,000	367,347	*@
		172,200,697
Gold/Mineral Royalty Companies 2.28%
Aberdeen International, Inc.	2,386,000	690,851	*
Franco-Nevada Corp.	74,000	1,941,494	*
Gold Wheaton Gold Corp.	3,750,000	682,996	*
International Royalty Corp.	702,000	2,832,522
Royal Gold, Inc.	151,000	6,885,600	^
		13,033,463
Intermediate & Junior Gold Producers 18.94%
Aurizon Mines Ltd.	424,100	1,849,076	*
B2Gold Corp.	1,268,925	912,597	*
Century Mining Corp.	2,634,809	418,360	*
DRDGOLD Ltd., Sponsored ADR	100,000	724,000
Dundee Precious Metals, Inc.	2,555,000	8,185,355	*
Gold One International Ltd.	2,000,000	511,734	*
Golden Star Resources Ltd.	675,000	2,274,750	*
IAMGOLD Corp.	582,000	8,229,480	^
Jaguar Mining, Inc.	293,077	2,622,405	*
Kingsgate Consolidated Ltd.	427,776	3,072,254	*
New Gold, Inc.	355,000	1,355,988	*
Pan African Resources plc	15,600,000	1,703,113	*
Randgold Resources Ltd., Sponsored ADR	615,000	42,976,200	^
Red Back Mining, Inc.	443,700	4,985,486	*
Red Back Mining, Inc. 144A	770,000	8,651,847	*
Rusoro Mining Ltd.	8,426,000	3,305,394	*
SEMAFO, Inc.	945,000	2,506,702	*
Sino Gold Mining Ltd.	1,585,610	9,429,150	*
St Barbara Ltd.	3,650,000	869,507	*
TVI Pacific, Inc.	15,255,856	997,441	*
Zhaojin Mining Industry Co., Ltd., H shares	1,500,000	2,554,839
		108,135,678
Internet 0.01%
Stockhouse, Inc.	1,027,000	42,947	*

Medical - Hospitals 0.24%
African Medical Investments plc	4,385,000	1,366,495	*

Metal & Mineral Mining & Exploration 1.91%
AMT International Mining	1,000,000	0	*@
Avion Gold Corp.	3,900,000	1,165,647
Baja Mining Corp.	685,450	435,349	*
Breakwater Resources Ltd.	450,000	126,092	*
Brilliant Mining Corp.	158,900	28,199	*
Calibre Mining Corp.	900,000	134,498	*
Chariot Resources Ltd.	1,961,000	549,479	*
Dia Bras Exploration, Inc.	1,494,496	328,031	*
Farallon Mining Ltd.	700,000	281,138	*
Freewest Resources Canada, Inc.	1,090,000	290,151	*
Golden Predator Royalty & Development Corp.	501,800	271,839	*
Independence Group NL	260,000	1,043,761
JNR Resources, Inc.	456,800	98,131	*
Linear Metals Corp.	1,004,410	187,626	*
Lundin Mining Corp.	170,000	573,203	*
Mines Management, Inc.	900,900	2,297,480	*
Natasa Mining Ltd.	503,045	826,920	*
North American Tungsten Corp.	1,282,000	179,610	*
North Arrow Minerals, Inc.	261,500	80,601	*
Odyssey Resources Ltd.	414,900	81,379	*
Red Hill Energy, Inc.	145,000	48,755	*
Revett Minerals, Inc.	3,200,500	418,503	*
Stingray Copper, Inc.	300,000	128,894	*
Toledo Mining Corp. plc	432,900	264,620	*
Uranium North Resources Corp.	517,035	41,048	*
Wallbridge Mining Co. Ltd.	1,541,000	190,709	*
Western Copper Corp.	504,400	819,741	*
		10,891,404
Oil & Gas Exploration & Production 1.64%
Alange Energy Corp.	100,000	62,579	*
Big Sky Energy Corp.	2,000,000	2,000	*
Pacific Rubiales Energy Corp.	750,000	9,288,750	*
		9,353,329
Platinum 2.41%
Anooraq Resources Corp.	3,550,000	3,149,956	*
Eastern Platinum Ltd.	16,800,000	9,101,013	*
Ivanhoe Nickel and Platinum Ltd. (RS)	135,000	139,155	*@
Osmium Holdings S.A. (RS)	891	0	*@
Platinum Group Metals Ltd.	1,070,000	1,349,180	*
		13,739,304
Precious Metals 0.10%
Coeur d'Alene Mines Corp.	27,000	553,500	*^
Kria Resources, Inc.	268,925	37,677
		591,177
Senior Gold Producers 4.02%
Agnico-Eagle Mines Ltd.	125,000	8,481,250
Gold Fields Ltd., Sponsored ADR	250,000	3,445,000	^
Harmony Gold Mining Co., Ltd., Sponsored ADR	215,000	2,352,100	*^
Lihir Gold Ltd., Sponsored ADR	136,500	3,419,325	*
Polyus Gold Co.	2,142	95,638	*
Polyus Gold Co., Sponsored ADR	54,000	1,231,740	*
Yamana Gold, Inc.	365,000	3,909,150
		22,934,203
Silver Mining 2.30%
ECU Silver Mining, Inc.	1,090,000	559,940	*
Fortuna Silver Mines, Inc.	1,180,000	1,653,201	*
Hecla Mining Co.	360,000	1,580,400	*^
Polymetal, Sponsored GDR	150,500	1,190,455	*
Silvercorp Metals, Inc.	1,714,030	8,164,716
		13,148,712
Sugar/Ethanol 0.19%
Bioenergy Africa Ltd.	5,775,000	1,107,483	*

Wireless Equipment 0.07%
Active Control Technology, Inc.	4,575,000	427,311	*

Total Common Stocks		381,135,917
(cost $399,380,932)

EXCHANGE-TRADED FUNDS (ETF) 1.32%

ETFS Physical Palladium	25,000	726,250	*
ETFS Physical Platinum	34,000	4,342,820	*
SPDR Gold Trust	25,000	2,471,250	*

Total Exchange-Traded Funds		7,540,320
(cost $7,003,876)

CLOSED-END FUND 0.19%

ASA Ltd.	14,500	1,099,100
(cost 641,350)

WARRANTS 13.39%

Diamond Mining & Exploration 0.00%
Rockwell Diamonds, Inc., Warrants (November 2009)	2,575,000	0	*@

Exchange-Traded Fund 0.01%
Claymore Gold Bullion Trust, Warrants (November 2009)	500,000	51,371	*

Financial Services 0.13%
Endeavour Financial Corp., Warrants (February 2014)	1,110,000	725,728	*

Gold/Mineral Exploration & Development 0.60%
Chesapeake Gold Corp., Warrants (February 2012)	335,674	501,638	*
Crystallex International Corp., Warrants (February 2010)	162,500	0	*@
Fortress Minerals Corp., Warrants (December 2010)	1,400,000	287,676	*@
Golden Arrow Resources Corp., Warrants (October 2010)	1,000,000	0	*@
Hainan Mining Corp. plc, Warrants (May 2011) (RS)	313,700	0	*@
Hainan Mining Corp. plc, Warrants (August 2011) (RS)	1,705,000	0	*@
Medoro Resources Ltd., Warrants (March 2010)	1,250,000	116,751	*@
Orsu Metals Corp., Warrants (April 2010)	2,476,000	11,563	*
Orsu Metals Corp., Warrants (March 2011)	4,112,000	19,203	*
Osisko Mining Corp., Warrants (November 2009)	200,000	121,422	*
Platte River Gold U.S., Inc., Warrants (February 2010) (RS)	75,200	0	*@
Romarco Minerals, Inc., Warrants (April 2010)	2,650,000	2,202,867	*@
Staccato Gold Resources Ltd., Warrants (August 2011)	3,000,000	0	*@
Terrane Metals Corp., Warrants (June 2012)	219,000	51,137	*
US Gold Corp., Warrants (February 2011)	39,000	6,557	*
West Timmins Mining, Inc., Warrants (December 2010) (RS)	100,000	99,379	*@
		3,418,193

Gold/Mineral Royalty Companies 0.16%
Franco-Nevada Corp., Warrants (March 2012)	73,400	370,205	*
Franco-Nevada Corp., Warrants (June 2017)	94,700	552,818	*
Gold Wheaton Gold Corp., Warrants (July 2013)	12,000	617	*
		923,640

Intermediate & Junior Gold Producers 0.47%
Dundee Precious Metals, Inc., Warrants (November 2015)	1,125,000	1,429,038	*
GBS Gold International, Inc., Warrants (May 2010)	630,000	0	*@
New Gold, Inc., Warrants (April 2012)	2,495,100	93,218	*
New Gold, Inc., Warrants (November 2012)	326,000	42,628	*
New Gold, Inc., Warrants (June 2017)	1,452,430	671,511	*
Rusoro Mining Ltd., Warrants (November 2011)	600,000	0	*@
Rusoro Mining Ltd., Warrants (November 2012)	6,330,750	443,475	*
		2,679,870

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2011)	2,125,000	0	*@

Metal & Mineral Mining & Exploration 0.06%
Avion Gold Corp., Warrants (May 2011)	1,950,000	0	*@
Baja Mining Corp., Warrants (April 2011)	527,750	0	*@
Coalcorp Mining, Inc., Warrants (February 2011)	113,214	1,057	*
Denison Mines Corp., Warrants (November 2009)	97,600	20,967	*
Denison Mines Corp., Warrants (March 2011)	201,295	65,804	*
Mines Management, Inc., Warrants (April 2012)	723,300	235,073	*
		322,901

Oil & Gas Exploration & Production 0.53%
Pacific Rubiales Energy Corp., Warrants (July 2012)	507,000	3,030,682	*

Senior Gold Producers 8.57%
Agnico-Eagle Mines Ltd., Warrants (December 2013)	144,200	4,470,200	*
Goldcorp, Inc., Warrants (June 2011)	3,903,231	32,883,896	*
Kinross Gold Corp., Warrants (September 2011)	1,606,600	4,201,635	*
Kinross Gold Corp., Warrants (September 2013)	922,471	4,394,155	*
Yamana Gold, Inc., Warrants (February 2010)	3,788,263	2,972,158	*
		48,922,044

Silver Mining 2.86%
Hecla Mining Co., Warrants (August 2014)	315,250	595,822	*@
Silver Wheaton Corp., Warrants (December 2010)	2,745,920	13,285,262	*
Silver Wheaton Corp., Warrants (September 2013)	439,695	2,462,292	*
		16,343,376

Total Warrants		76,417,805
(cost $81,998,289)

SPECIAL WARRANTS 0.00%

Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049) (RS)	600,000	0	*@
(cost $300,000)

SUBSCRIPTION RECEIPTS 0.20%

Capital Pools 0.20%
Arapaho Capital Corp. (RS)	1,333,333	1,159,420	*@
(cost $863,483)

PURCHASED OPTIONS 2.08%	Contracts

Exchange-Traded Fund 0.12%
SPDR Gold Trust, Strike Price 100, Call, Expiration Dec. 2009 (premium $1,127,291)	2,000	680,000

Gold/Mineral Royalty Companies 0.00%
Royal Gold, Inc., Strike Price 45, Put, Expiration Oct. 2009 (premium $29,200)	175	28,000

Intermediate & Junior Gold Producers 0.02%
Randgold Resources Ltd., Strike Price 65, Put, Expiration Oct. 2009 (premium $134,770)	760	87,400

Senior Gold Producers 1.73%
Agnico-Eagle Mines Ltd., Strike Price 70, Put, Expiration Nov. 2009 (premium $1,384,285)	1,505	1,038,450
Gold Fields Ltd., Strike Price 12.50, Put, Expiration Oct. 2009 (premium $12,120)	400	8,000
Goldcorp, Inc., Strike Price 40, Put, Expiration Nov. 2009 (premium $787,485)	2,005	591,475
Goldcorp, Inc., Strike Price 40, Put, Expiration Jan. 2010 (premium $1,511,110)	3,005	1,232,050
Goldcorp, Inc., Strike Price 42, Put, Expiration Jan. 2010 (premium $1,593,150)	2,500	1,287,500
Goldcorp, Inc., Strike Price 44, Put, Expiration Oct. 2009 (premium $2,120,400)	6,200	2,604,000
Goldcorp, Inc., Strike Price 44, Put, Expiration Nov. 2009 (premium $369,306)	700	367,500
Kinross Gold Corp., Strike Price 25, Put, Expiration Nov. 2009 (premium $964,100)	2,000	760,000
Kinross Gold Corp., Strike Price 25, Put, Expiration Jan. 2010 (premium $1,069,800)	2,000	880,000
Yamana Gold, Inc., Strike Price 12.50, Put, Expiration Jan. 2010 (premium $597,310)	2,005	501,250
Yamana Gold, Inc., Strike Price 13, Put, Expiration Nov. 2009 (premium $793,225)	2,500	637,500
		9,907,725

Silver Mining 0.21%
Hecla Mining Co., Strike Price 10, Call, Expiration Jan. 2010 (premium $889,136)	1,600	16,000
Silver Wheaton Corp., Strike Price 14, Put, Expiration Dec. 2009 (premium $740,235)	2,505	601,200
Silver Wheaton Corp., Strike Price 15, Put, Expiration Nov. 2009 (premium $706,360)	2,000	565,000
		1,182,200

Total Purchased Options		11,885,325
(cost $14,829,283)

EXCHANGE TRADED NOTE (ETN) 0.03%	Principal Amount

Platinum 0.03%
E-TRACS UBS Long Platinum ETN, maturity 05/14/18 (ZCB)	$ 12,000	187,320	*
(cost $177,431)

NOTES 1.06%

Intermediate & Junior Gold Producers 1.06%
GBS Gold International, Inc., 12.00%, maturity 05/27/11 (RS)	3,483,163	2,602,653	@
New Gold, Inc., 10.00%, maturity 06/28/17	3,610,000	3,422,360

Total Notes		6,025,013
(cost $6,580,122)

Total Securities		485,450,220
(cost $511,774,766)

REPURCHASE AGREEMENT 14.06%

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 09/30/09, 0.03%, due 10/01/09, repurchase price $80,298,347, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $80,298,280)	80,298,280	80,298,280

Total Investments 99.08%		565,748,500
(cost $592,073,046)
Other assets and liabilities, net 0.92%		5,216,227

NET ASSETS 100%		$ 570,964,727

CALL OPTIONS WRITTEN	Shares Subject To Call	Value
Coeur d'Alene Mines Corp., Strike Price 22.50, Expiration Oct. 2009	27,000	$ 12,150
Gold Fields Ltd., Strike Price 16, Expiration Oct. 2009	40,000	3,000
Goldcorp, Inc., Strike Price 32, Expiration Jan. 2010	310,000	341,000
Harmony Gold Mining Co., Ltd., Strike Price 12, Expiration Oct. 2009	21,000	3,150
Hecla Mining Co., Strike Price 5, Expiration Oct. 2009	50,000	7,500
IAMGOLD Corp., Strike Price 15, Expiration Nov. 2009	55,000	49,500
IAMGOLD Corp., Strike Price 17.50, Expiration Oct. 2009	70,000	3,500
Randgold Resources Ltd., Strike Price 75, Expiration Oct. 2009	185,000	185,000
Randgold Resources Ltd., Strike Price 75, Expiration Dec. 2009	125,000	575,000
Randgold Resources Ltd., Strike Price 80, Expiration Oct. 2009	35,000	8,750
Randgold Resources Ltd., Strike Price 80, Expiration Nov. 2009	125,000	262,500
Randgold Resources Ltd., Strike Price 85, Expiration Jan. 2010	143,600	366,180
Royal Gold, Inc., Strike Price 50, Expiration Oct. 2009	17,000	7,650

Total Call Options Written		$ 1,824,880
(premiums received $1,872,660)

See notes to portfolios of investments.

GOLD AND PRECIOUS METALS FUND	September 30, 2009
Portfolio of Investments (unaudited)

COMMON STOCKS 58.94%	Shares	Value

Diamond Mining & Exploration 0.00%
Diamond Fields International Ltd.	21,600	$ 2,018	*

Financial Services 1.22%
Endeavour Financial Corp.	884,700	1,379,955	*
GMP Capital, Inc.	110,000	1,397,282
		2,777,237
Gold & Copper Exploration and Development 0.81%
Mercator Minerals Ltd.	675,000	1,847,242	*

Gold Mining 47.73%
Agnico-Eagle Mines Ltd.	90,000	6,106,500
Aurizon Mines Ltd.	396,000	1,726,560	*
B2Gold Corp.	1,080,000	776,724	*
Centamin Egypt Ltd.	2,650,000	4,059,216	*
Centamin Egypt Ltd. (RS)	2,000,000	2,910,381	*@
Centerra Gold, Inc.	270,000	1,838,416
Century Mining Corp.	509,512	80,901	*
Claude Resources, Inc.	1,560,000	1,165,647	*
DRDGOLD Ltd., Sponsored ADR	500,000	3,620,000
Dundee Precious Metals, Inc.	2,270,000	7,272,311	*
Eldorado Gold Corp.	360,000	4,104,000	*
Freeport-McMoRan Copper & Gold, Inc.	5,000	343,050	*
Gold Fields Ltd., Sponsored ADR	350,000	4,823,000	^
Golden Star Resources Ltd.	1,125,000	3,791,250	*
Harmony Gold Mining Co., Ltd., Sponsored ADR	265,000	2,899,100	^
IAMGOLD Corp.	418,000	5,909,974	^
Jaguar Mining, Inc.	121,659	1,088,585	*
Kingsgate Consolidated Ltd.	309,625	2,223,703	*
Kirkland Lake Gold, Inc.	332,700	2,858,861	*
Lihir Gold Ltd., Sponsored ADR	100,000	2,505,000	*
New Gold, Inc.	654,823	2,501,350	*
Pan African Resources plc	10,550,000	1,151,785	*
Polyus Gold Co.	4,135	184,624
Polyus Gold Co., Sponsored ADR	77,500	1,767,775
Randgold Resources Ltd., Sponsored ADR	285,000	19,915,800	^
Red Back Mining, Inc.	419,300	4,711,324	*
Red Back Mining, Inc. 144A	245,000	2,752,860	*
Richmont Mines, Inc.	350,000	1,032,500	*
Rusoro Mining Ltd.	1,395,000	547,238	*
San Gold Corp.	1,003,000	2,763,602	*
SEMAFO, Inc.	1,075,000	2,851,539	*
Sino Gold Mining Ltd.	400,000	2,378,681	*
St Barbara Ltd.	550,000	131,022	*
Troy Resources NL	411,300	787,471
Yamana Gold, Inc.	190,000	2,034,900
Zhaojin Mining Industry Co., Ltd., H shares	2,000,000	3,406,452
		109,022,102

Gold/Mineral Royalty Companies 4.07%
Aberdeen International, Inc.	52,250	15,129	*
Franco-Nevada Corp.	34,000	892,038
Gold Wheaton Gold Corp.	3,750,000	682,996	*
Royal Gold, Inc.	169,000	7,706,400	^
		9,296,563
Medical - Hospitals 0.26%
African Medical Investments plc	1,870,000	582,747	*

Metal & Mineral Mining 0.22%
Independence Group NL	115,000	461,663
Lundin Mining Corp.	15,430	52,027	*
		513,690
Platinum 1.90%
Eastern Platinum Ltd.	8,030,000	4,350,068	*

Silver Mining 2.73%
Coeur d'Alene Mines Corp.	11,000	225,500	*^
Fortuna Silver Mines, Inc.	595,000	833,606	*
Hecla Mining Co.	140,000	614,600	*^
Polymetal, Sponsored GDR	66,000	522,060	*
Silvercorp Metals, Inc.	849,290	4,045,560
		6,241,326

Total Common Stocks		134,632,993
(cost $114,751,326)

EXCHANGE-TRADED FUNDS (ETF) 4.00%

ETFS Physical Palladium	25,000	726,250	*
ETFS Physical Platinum	31,000	3,959,630	*
SPDR Gold Trust	45,000	4,448,250

Total Exchange-Traded Funds		9,134,130
(cost $8,640,547)

CLOSED-END FUND 1.35%

ASA Ltd.	40,500	3,069,900
(cost 1,840,993)

WARRANTS 12.58%

Exchange-Traded Fund 0.02%
Claymore Gold Bullion Trust, Warrants (November 2009)	500,000	51,371	*

Financial Services 0.11%
Endeavour Financial Corp., Warrants (February 2014)	382,500	250,082	*

Gold Mining 9.17%
Agnico-Eagle Mines Ltd., Warrants (December 2013)	95,600	2,963,600	*
Crystallex International Corp., Warrants (February 2010)	62,500	0	*@
Dundee Precious Metals, Inc., Warrants (June 2012)	19,500	3,096	*
Dundee Precious Metals, Inc., Warrants (November 2015)	1,027,500	1,305,188	*
GBS Gold International, Inc., Warrants (May 2010)	175,000	0	*@
Goldcorp, Inc., Warrants (June 2011)	1,057,984	8,913,292	*
Kinross Gold Corp., Warrants (September 2011)	993,500	2,598,235	*
Kinross Gold Corp., Warrants (September 2013)	761,634	3,628,014	*
New Gold, Inc., Warrants (April 2012)	3,078,400	115,011	*
New Gold, Inc., Warrants (November 2012)	1,082,500	141,550	*
New Gold, Inc., Warrants (June 2017)	251,800	116,416	*
Rusoro Mining Ltd., Warrants (November 2012)	1,568,750	109,892	*
Yamana Gold, Inc., Warrants (February 2010)	1,347,031	1,056,840	*
		20,951,134

Gold/Mineral Royalty Companies 0.31%
Franco-Nevada Corp., Warrants (March 2012)	91,400	460,991	*
Franco-Nevada Corp., Warrants (June 2017)	43,700	255,102	*
		716,093

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2011)	912,500	0	*@

Metal & Mineral Mining & Exploration 0.01%
Mines Management, Inc., Warrants (April 2012)	44,000	14,300	*

Silver Mining 2.96%
Hecla Mining Co., Warrants (August 2014)	169,750	320,827	*@
Silver Wheaton Corp., Warrants (December 2010)	653,840	3,163,397	*
Silver Wheaton Corp., Warrants (September 2013)	583,906	3,269,874	*
		6,754,098

Total Warrants		28,737,078
(cost $24,724,499)

PURCHASED OPTIONS	Contracts

Exchange-Traded Fund 0.15%
SPDR Gold Trust, Strike Price 100, Call, Expiration Dec. 2009 (premium $563,645)	1,000	340,000

Gold Mining 1.64%
Agnico-Eagle Mines Ltd., Strike Price 70, Put, Expiration Nov. 2009 (premium $555,790)	605	417,450
Gold Fields Ltd., Strike Price 12.50, Put, Expiration Oct. 2009 (premium $13,635)	450	9,000
Goldcorp, Inc., Strike Price 40, Put, Expiration Nov. 2009 (premium $394,485)	1,005	296,475
Goldcorp, Inc., Strike Price 40, Put, Expiration Jan. 2010 (premium $503,844)	1,002	410,820
Goldcorp, Inc., Strike Price 42, Put, Expiration Jan. 2010 (premium $637,260)	1,000	515,000
Goldcorp, Inc., Strike Price 44, Put, Expiration Oct. 2009 (premium $615,600)	1,800	756,000
Goldcorp, Inc., Strike Price 44, Put, Expiration Nov. 2009 (premium $158,274)	300	157,500
Kinross Gold Corp., Strike Price 25, Put, Expiration Nov. 2009 (premium $482,050)	1,000	380,000
Kinross Gold Corp., Strike Price 25, Put, Expiration Jan. 2010 (premium $320,940)	600	264,000
Randgold Resources Ltd., Strike Price 65, Put, Expiration Oct. 2009 (premium $62,935)	355	40,825
Yamana Gold, Inc., Strike Price 12.50, Put, Expiration Jan. 2010 (premium $299,310)	1,005	251,250
Yamana Gold, Inc., Strike Price 13, Put, Expiration Nov. 2009 (premium $317,290)	1,000	255,000
		3,753,320

Gold/Mineral Royalty Companies 0.01%
Royal Gold, Inc., Strike Price 45, Put, Expiration Oct. 2009 (premium $34,210)	205	32,800

Silver Mining 0.21%
Hecla Mining Co., Strike Price 10, Call, Expiration Jan. 2010 (premium $227,124)	420	4,200
Silver Wheaton Corp., Strike Price 14, Put, Expiration Dec. 2009 (premium $296,850)	1,005	241,200
Silver Wheaton Corp., Strike Price 15, Put, Expiration Nov. 2009 (premium $282,544)	800	226,000
		471,400

Total Purchased Options		4,597,520
(cost $5,765,786)

EXCHANGE TRADED NOTE (ETN) 0.08%	Principal Amount

Platinum 0.08%
E-TRACS UBS Long Platinum ETN, maturity 05/14/18 (ZCB)	$ 12,000	187,320	*
(cost $177,431)

NOTES 0.57%

Gold Mining 0.57%
GBS Gold International, Inc., 12.00%, maturity 05/27/11 (RS)	967,545	722,959	@
New Gold, Inc., 10.00%, maturity 06/28/17	600,000	568,813

Total Notes		1,291,772
(cost $1,267,516)

Total Securities		181,650,713
(cost $157,168,098)

REPURCHASE AGREEMENT 19.06%

Joint Tri-Party Repurchase Agreement, Morgan Stanley, 09/30/09, 0.02%, due 10/01/09, repurchase price $43,544,241, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $43,544,217)	43,544,217	43,544,217

Total Investments 98.59%		225,194,930
(cost $200,712,315)
Other assets and liabilities, net 1.41%		3,224,555

NET ASSETS 100%		$ 228,419,485

CALL OPTIONS WRITTEN	Shares Subject To Call	Value
Coeur d'Alene Mines Corp., Strike Price 22.50, Expiration Oct. 2009	11,000	$ 4,950
Gold Fields Ltd., Strike Price 16, Expiration Oct. 2009	45,000	3,375
Goldcorp, Inc., Strike Price 32, Expiration Jan. 2010	90,000	99,000
Harmony Gold Mining Co., Ltd., Strike Price 12, Expiration Oct. 2009	26,000	3,900
Hecla Mining Co., Strike Price 5, Expiration Oct. 2009	130,000	19,500
IAMGOLD Corp., Strike Price 15, Expiration Nov. 2009	45,000	40,500
IAMGOLD Corp., Strike Price 17.50, Expiration Oct. 2009	50,000	2,500
Randgold Resources Ltd., Strike Price 75, Expiration Oct. 2009	75,000	75,000
Randgold Resources Ltd., Strike Price 75, Expiration Dec. 2009	50,000	230,000
Randgold Resources Ltd., Strike Price 80, Expiration Oct. 2009	75,000	18,750
Randgold Resources Ltd., Strike Price 80, Expiration Nov. 2009	50,000	105,000
Randgold Resources Ltd., Strike Price 85, Expiration Jan. 2010	31,400	80,070
Royal Gold, Inc., Strike Price 50, Expiration Oct. 2009	20,000	9,000

Total Call Options Written		$ 691,545
(premiums received $858,810)

See notes to portfolios of investments.

EASTERN EUROPEAN FUND	September 30, 2009
Portfolio of Investments (unaudited)

COMMON STOCKS 82.84%	Shares	Value

Agricultural Chemicals 0.88%
Uralkali, Sponsored GDR	206,015	$ 3,891,623

Building & Construction 1.46%
Alarko Holding A.S.	800,000	2,199,239
Enka Insaat ve Sanayi A.S.	1,000,000	4,244,854
		6,444,093
Cellular Telecommunications 10.53%
Mobile TeleSystems	888,391	5,998,860
Mobile TeleSystems, Sponsored ADR	312,000	15,060,240
Turkcell Iletisim Hizmetleri A.S.	1,024,975	7,320,510
Turkcell Iletisim Hizmetleri A.S., Sponsored ADR	200,000	3,574,000
Vimpel-Communications, Sponsored ADR	783,157	14,645,036	*
		46,598,646
Coal 1.05%
Belon OJSC	6,710,900	4,657,365	@

Commercial Banks - Non US 19.30%
Bank Millennium S.A.	850,643	1,348,110	*
OTP Bank Nyrt. plc	430,000	12,267,695	*
Sberbank RF	19,127,095	38,062,919
Turkiye Garanti Bankasi A.S.	5,800,082	21,884,890
Turkiye Vakiflar Bankasi T.A.O., Class D	1,940,000	4,444,295	*
VTB Bank OJSC, Sponsored GDR	2,000,000	7,400,000
		85,407,909
Diversified Metals & Mining 1.63%
JSC MMC Norilsk Nickel, Sponsored ADR	550,000	6,830,000	*
Orsu Metals Corp.	6,947,400	389,337	*
		7,219,337
Diversified Operations 1.35%
Tekfen Holding A.S.	2,072,062	5,975,424

Electric Utility 3.27%
CEZ A.S.	271,471	14,477,614

Gold Mining 1.18%
Dundee Precious Metals, Inc.	1,000,000	3,203,661
Polyus Gold Co.	21,001	937,674
Polyus Gold Co., Sponsored ADR	48,500	1,106,285
		5,247,620
Insurance 0.48%
Aksigorta A.S.	595,732	2,127,399

Investment Companies 0.11%
Vostok Nafta Investment Ltd.	130,000	479,199	*

Medical - Drugs 2.12%
Egis Gyogyszergyar Nyrt.	30,000	3,194,090
Richter Gedeon Nyrt.	30,000	6,208,920
		9,403,010
Oil & Gas - Integrated 19.74%
Gazprom OAO, Sponsored ADR	838,901	19,504,448
Lukoil OAO, Sponsored ADR	606,810	32,889,102
MOL Hungarian Oil & Gas Nyrt.	60,000	5,009,506
Rosneft Oil Co. OJSC, Sponsored GDR	3,982,309	29,946,964
		87,350,020
Oil & Gas Exploration & Production 2.38%
NovaTek OAO, Sponsored GDR	213,477	10,524,416

Real Estate Management & Development 1.46%
Plaza Centers N.V.	1,881,175	3,945,776	*
RGI International Ltd.	1,357,449	2,531,643	*
		6,477,419
Retail 2.40%
Magnit OAO, Sponsored GDR	340,000	4,658,000	*
X5 Retail Group N.V., Sponsored GDR	245,000	5,953,500	*
		10,611,500
Retail - Food 0.69%
BIM Birlesik Magazalar A.S.	75,000	3,057,306

Silver Mining 0.27%
Polymetal, Sponsored GDR	150,000	1,186,500	*

Steel - Producers 7.32%
Magnitogorsk Iron & Steel Works, Sponsored GDR	750,000	6,975,000	*
Mechel, Sponsored ADR	270,500	4,863,590	^
Novolipetsk Steel, Sponsored GDR	501,000	12,750,450
OAO TMK, Sponsored GDR	500,000	7,810,000
		32,399,040
Telecommunication Services 0.95%
Telefonica O2 Czech Republic A.S.	169,953	4,206,709

Television 3.41%
CTC Media, Inc.	755,000	11,868,600	*
Cyfrowy Polsat S.A.	618,595	3,206,093
		15,074,693
Transportation 0.86%
Novorossiysk Sea Trade Port, Sponsored GDR	350,000	3,832,500

Total Common Stocks		366,649,342
(cost $327,287,490)

PREFERRED STOCK 1.06%

Oil & Gas Exploration & Production 1.06%
Surgutneftegaz, Preferred Stock	12,529,631	4,674,805	@
(cost $7,434,109)

WARRANTS 0.14%

Gold Mining 0.14%
Dundee Precious Metals, Inc., Warrants (November 2015)	500,000	635,128	*
(cost $0)

Total Securities		371,959,275
(cost $334,721,599)

REPURCHASE AGREEMENT 13.18%	Principal Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse First Boston, 09/30/09, 0.03%, due 10/01/09, repurchase price $58,319,538, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $58,319,489)	$ 58,319,489	58,319,489

Total Investments 97.22%		430,278,764
(cost $393,041,088)
Other assets and liabilities, net 2.78%		12,305,692

NET ASSETS 100%		$ 442,584,456

CALL OPTIONS WRITTEN	Shares Subject To Call	Value
Mechel, Strike Price 17.50, Expiration Nov. 2009 (premiums received $355,931)	200,000	$ 460,000

See notes to portfolios of investments.

GLOBAL EMERGING MARKETS FUND	September 30, 2009
Portfolio of Investments (unaudited)

COMMON STOCKS 75.73%	Shares	Value

Agricultural Chemicals 0.23%
China Agritech, Inc.	2,000	$ 29,800	*

Air Freight & Logistics 1.78%
Shenzhen International Holdings Ltd.	3,392,000	231,969

Airlines 1.02%
Copa Holdings S.A., Class A	3,000	133,470

Auto Manufacturers 1.21%
Dongfeng Motor Group Co., Ltd., H shares	150,000	158,710

Auto Parts & Equipment 0.54%
Xinyi Glass Holdings Co. Ltd.	100,000	70,323

Broadcasting & Cable TV 1.07%
Grupo Televisa S.A., Sponsored ADR	7,500	139,425

Building & Construction 1.28%
Group Five Ltd.	15,000	87,772
Murray & Roberts Holdings Ltd.	10,000	79,018
		166,790
Cellular Telecommunications 9.64%
America Movil SAB de C.V., ADR, Series L, Sponsored ADR	4,000	175,320
Mobile TeleSystems, Sponsored ADR	6,000	289,620
MTN Group Ltd.	17,954	291,984
Vimpel-Communications, Sponsored ADR	10,000	187,000	*
Vivo Participacoes S.A., Sponsored ADR	12,500	315,625
		1,259,549
Chemicals - Diversified 0.82%
Israel Chemicals Ltd.	9,346	106,904

Coal 1.39%
Raspadskaya	46,785	181,058

Commercial Banks - Non US 11.45%
ABSA Group Ltd.	10,000	159,767
Banco Bradesco S.A., Sponsored ADR	10,000	198,900
Bank of China Ltd., H shares	300,000	157,935
Bank of Nova Scotia	3,000	136,740
China Construction Bank Corp., H shares	238,000	190,400
Industrial and Commercial Bank of China Ltd., H shares	487,000	366,350
OTP Bank Nyrt. plc	10,000	285,295	*
		1,495,387

Construction 0.51%
China Railway Construction Corp., Ltd., H shares	50,000	66,452

Department Stores 2.18%
Lojas Renner S.A.	16,269	285,239

Diversified Metals & Mining 0.18%
Orsu Metals Corp.	430,836	24,144	*

Electronics & Components 6.31%
China High Speed Transmission Equipment Group Co., Ltd.	60,000	123,097
Samsung Electronics Co., Ltd.	658	455,818
Samsung Techwin Co., Ltd.	2,500	198,470
Taiwan Semiconductor Manufacturing Co., Ltd.	23,230	46,830
		824,215
Financial Services 2.14%
Bolsa de Valores de Colombia	3,000,000	45,985
Bolsa Mexicana de Valores S.A.	60,000	74,239	*
Bursa Malaysia Bhd	25,000	59,015
Woori Financial Co., Ltd.	10,000	99,872
		279,111
Gold Mining 0.23%
Polyus Gold Co.	669	29,870

Healthcare Equipment & Services 2.30%
Opto Circuits India Ltd.	71,048	300,356

Insurance 2.00%
China Life Insurance Co., Ltd., H shares	60,000	261,290

Internet 4.61%
Baidu, Inc., Sponsored ADR	500	195,525	*^
NetEase.com, Sponsored ADR	6,000	274,080	*
NHN Corp.	900	132,724	*
		602,329
Investment Companies 0.56%
Vostok Nafta Investment Ltd.	20,000	73,723	*

Metal Processing 0.67%
Catcher Technology Co., Ltd.	33,000	88,082

Multimedia 2.35%
Naspers Ltd., Class N	9,000	307,555

Oil & Gas - Integrated 5.01%
Lukoil OAO, Sponsored ADR	5,000	271,000
PetroChina Co., Ltd., H shares	106,000	119,951
Rosneft Oil Co. OJSC, Sponsored GDR	35,000	263,200
		654,151
Oil & Gas Exploration & Production 0.24%
Alange Energy Corp.	50,000	31,289	*

Pipelines 0.73%
China Gas Holdings Ltd.	300,000	95,613

Platinum 1.22%
Eastern Platinum Ltd.	295,021	159,821	*

Public Thoroughfares 0.45%
Anhui Expressway Co., Ltd., H shares	100,000	59,226

Real Estate Management & Development 2.28%
RGI International Ltd.	48,574	90,591	*
Sun Hung Kai Properties Ltd.	14,000	206,658
		297,249
Retail 3.10%
Magnit OAO, Sponsored GDR	5,000	68,500	*
Wal-Mart de Mexico SAB de CV, Series V	61,900	214,634
X5 Retail Group N.V., Sponsored GDR	5,000	121,500	*
		404,634
Steel - Producers 4.43%
Gerdau S.A., Sponsored ADR	15,000	201,600
Mechel, Sponsored ADR	4,000	71,920	^
Novolipetsk Steel, Sponsored GDR	12,000	305,400
		578,920
Telecommunications Equipment 1.57%
ZTE Corp., H shares	39,000	205,064

Television 0.96%
CTC Media, Inc.	8,000	125,760	*

Water Treatment Systems 1.27%
Duoyuan Global Water, Inc., Sponsored ADR	5,000	166,500	*

Total Common Stocks		9,893,978
(cost $10,154,381)

PREFERRED STOCK 3.44%

Commercial Banks - Non US 3.44%
Itau Unibanco Banco Multiplo S.A., Preferred Stock	22,338	450,146
(cost $447,525)

EXCHANGE-TRADED FUNDS (ETF) 4.54%

iShares MSCI Brazil Index Fund	500	33,835
iShares MSCI Chile Investable Market Index Fund	700	33,523
iShares MSCI Hong Kong Index Fund	2,000	31,040
iShares MSCI India ETF	6,000	38,760
iShares MSCI Israel Capped Index Fund	1,400	68,474
iShares MSCI Malaysia Index Fund	3,200	32,448
iShares MSCI Singapore Index Fund	3,000	32,250
iShares MSCI South Korea Index Fund	800	37,904
iShares MSCI Taiwan Index Fund	3,000	36,900
iShares MSCI Turkey Index Fund	1,250	62,850
Market Vectors Indonesia Index ETF	500	29,640	*
Market Vectors Russia ETF	2,700	74,925
SPDR S&P Emerging Europe ETF	2,000	80,620

Total Exchange-Traded Funds		593,169
(cost $561,815)

EQUITY-LINKED SECURITY 1.15%

Construction & Engineering 1.15%
Arabtec Holding Co.	163,654	149,743	*@
(cost $379,638)

WARRANTS 0.00%

Diversified Metals & Mining 0.00%
Orsu Metals Corp., Warrants (March 2011)	25,813	121	*
(cost $0)

Total Securities		11,087,157
(cost $11,543,359)

REPURCHASE AGREEMENT 11.03%	Principal Amount

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 09/30/09, 0.03%, due 10/01/09, repurchase price $1,440,463, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $1,440,462)	$ 1,440,462	1,440,462

Total Investments 95.89%		12,527,619
(cost $12,983,821)
Other assets and liabilities, net 4.11%		537,022

NET ASSETS 100%		$ 13,064,641

CALL OPTIONS WRITTEN	Shares Subject To Call	Value
Baidu, Inc., Strike Price 380, Expiration Oct. 2009	500	$ 9,450
Mechel, Strike Price 17.50, Expiration Nov. 2009	4,000	9,200

Total Call Options Written		$ 18,650
(premiums received $15,527)

See notes to portfolios of investments.

CHINA REGION FUND	September 30, 2009
Portfolio of Investments (unaudited)

COMMON STOCKS 82.53%	Shares	Value

Agricultural Chemicals 0.85%
China Agritech, Inc.	30,000	$ 447,000	*

Auto Manufacturers 4.95%
Dongfeng Motor Group Co., Ltd., H shares	900,000	952,258
Geely Automobile Holdings Ltd.	1,000,000	272,258
PT Astra International Tbk	400,000	1,383,100
		2,607,616
Brewery 2.31%
Tsingtao Brewery Co., Ltd., H shares	320,000	1,213,935

Building Products 1.27%
Anhui Conch Cement Co., Ltd., H shares	100,000	666,452

Casino Hotels 1.03%
SJM Holdings Ltd.	1,000,000	541,935	*

Chemicals - Specialty 1.02%
Huabao International Holdings Ltd.	500,000	536,129

Coal 3.30%
China Shenhua Energy Co., Ltd., H shares	400,000	1,739,355

Commercial Banks - Non US 9.60%
Bank of China Ltd., H shares	1,500,000	789,677
China Construction Bank Corp., H shares	1,500,000	1,200,000
Industrial and Commercial Bank of China Ltd., H shares	1,800,000	1,354,064
Standard Chartered plc	50,000	1,230,323
United Overseas Bank Ltd.	40,000	476,485
		5,050,549
Construction 0.76%
China Railway Construction Corp., Ltd., H shares	300,000	398,710

Distribution/Wholesale 3.51%
Li & Fung Ltd.	450,000	1,846,452

Diversified Minerals 0.05%
Erdene Resource Development Corp.	100,000	25,685	*

Diversified Operations 5.40%
China Resources Enterprise Ltd.	500,000	1,454,839
Jardine Strategic Holdings Ltd.	25,000	424,000
Melco International Development Ltd.	1,500,000	963,871	*
		2,842,710

E-Commerce 1.68%
Ctrip.com International Ltd., Sponsored ADR	15,000	881,850

Education 0.52%
CIBT Education Group, Inc.	453,632	275,404	*

Electronics & Components 7.09%
China High Speed Transmission Equipment Group Co., Ltd.	400,000	820,645
MediaTek, Inc.	40,080	671,445
Samsung Techwin Co., Ltd.	15,000	1,190,820
Yageo Corp., Sponsored GDR	1	0	*@
Zhuzhou CSR Times Electric Co., Ltd., H shares	600,000	1,048,258
		3,731,168
Financial Services 1.81%
China Everbright Ltd.	200,000	453,161
Woori Financial Co., Ltd.	50,000	499,363
		952,524
Food & Beverages 3.64%
PT Indofood Sukses Makmur Tbk	1,500,000	470,451
Tingyi (Cayman Islands) Holding Corp.	700,000	1,446,968
		1,917,419
Gold Mining 1.69%
Euromax Resources Ltd.	473,235	125,972	*
Kingsgate Consolidated Ltd.	2,599	18,666
Lihir Gold Ltd., Sponsored ADR	10,000	250,500	*
Olympus Pacific Minerals, Inc.	340,500	93,819	*
Sino Gold Mining Ltd.	67,721	402,717	*
		891,674
Internet 9.33%
Asia Broadband, Inc.	500,000	0	*@
Baidu, Inc., Sponsored ADR	3,000	1,173,150	*^
NHN Corp.	4,000	589,885	*
Perfect World Co., Ltd., Sponsored ADR	15,000	721,500	*
Tencent Holdings Ltd.	150,000	2,425,162
		4,909,697
Metal - Copper 0.12%
Continental Minerals Corp.	56,920	63,750	*

Non-Ferrous Metals 0.75%
Korea Zinc Co., Ltd.	2,500	372,928
Sterling Group Ventures, Inc.	500,000	20,000	*
		392,928
Oil & Gas - Integrated 2.48%
China Petroleum & Chemical Corp., Sponsored ADR	10,000	851,500
PetroChina Co., Ltd., H shares, Sponsored ADR	4,000	455,000	^
		1,306,500

Oil & Gas Exploration & Production 1.94%
CNOOC Ltd.	200,000	269,419
CNOOC Ltd., Sponsored ADR	3,000	406,290	^
Green Dragon Gas Ltd.	52,949	346,816	*
		1,022,525
Oil & Gas Refining and Marketing 0.81%
SK Energy Co., Ltd.	4,000	428,389

Paper & Forest Products 2.36%
Lee & Man Paper Manufacturing Ltd.	700,000	1,241,032

Petrochemicals 0.00%
Danhua Chemical Technology Co., Ltd., B shares	1	1	*

Pipelines 0.73%
China Gas Holdings Ltd.	1,200,000	382,452

Power Supply 0.70%
Yingli Green Energy Holding Co., Ltd., Sponsored ADR	29,500	367,570	*

Precious Metals 0.12%
TVI Pacific, Inc.	1,000,000	65,381	*

Publishing 0.04%
Lingo Media Corp.	22,642	21,677	*

Real Estate Companies 3.74%
China Overseas Land & Investment Ltd.	200,000	433,032
China Resources Land Ltd.	200,000	437,677
Shimao Property Holdings Ltd.	300,000	508,645
Sun Hung Kai Properties Ltd.	40,000	590,452
		1,969,806
Retail 1.75%
Belle International Holdings Ltd.	900,000	923,226
Lao Feng Xiang Co., Ltd., B shares	1	1
		923,227
Silver Mining 0.72%
Silvercorp Metals, Inc.	79,000	376,313

Telecommunications Equipment 5.19%
Foxconn International Holdings Ltd.	900,000	598,065	*
ZTE Corp., H shares	406,000	2,134,774
		2,732,839
Water Treatment Systems 1.27%
Duoyuan Global Water, Inc., Sponsored ADR	20,000	666,000	*

Total Common Stocks		$ 43,436,654
(cost $35,821,244)

EXCHANGE-TRADED FUNDS (ETF) 2.30%

iShares MSCI Hong Kong Index Fund	15,000	232,800
iShares MSCI Malaysia Index Fund	27,000	273,780
iShares MSCI South Korea Index Fund	3,500	165,830
iShares MSCI Taiwan Index Fund	12,000	147,600
Market Vectors Indonesia Index ETF	4,100	243,048	*
SPDR Gold Trust	1,500	147,375	*

Total Exchange-Traded Funds		1,210,433
(cost $1,118,130)

Total Securities		44,647,087
(cost $36,939,374)

REPURCHASE AGREEMENT 11.68%	Principal Amount

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 09/30/09, 0.03%, due 10/01/09, repurchase price $6,149,622, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $6,149,617)	$ 6,149,617	6,149,617

Total Investments 96.51%		50,796,704
(cost $43,088,991)
Other assets and liabilities, net 3.49%		1,836,391

NET ASSETS 100%		$ 52,633,095

CALL OPTIONS WRITTEN	Shares Subject To Call	Value
Baidu, Inc., Strike Price 380, Expiration Oct. 2009	3,000	$ 56,700
CNOOC Ltd., Strike Price 140, Expiration Oct. 2009	3,000	6,300
PetroChina Co., Ltd., Strike Price 120, Expiration Oct. 2009	4,000	4,600

Total Call Options Written		$ 67,600
(premiums received $67,233)

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)	September 30, 2009

Legend
* Non-income producing security	GO General Obligation Bond
+ Affiliated company (see following)	RS Restricted Security (see following)
ADR American Depositary Receipt	ZCB Zero Coupon Bond
GDR Global Depositary Receipt	^ Security or portion of security segregated as
collateral for written options

@           Security was fair valued at September 30, 2009, by U.S. Global Investors, Inc. (Adviser) in accordance with valuation procedures approved by the Board of Trustees. Fair valued securities, which were primarily composed of restricted securities, as a percentage of net assets at September 30, 2009, were, 3.11% of Global Resources, 3.00% of World Precious Minerals, 1.73% of Gold and Precious Metals, 2.11% of Eastern European, and 1.15% of Global Emerging Markets. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at September 30, 2009.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

U.S. Global Investors Funds, a Delaware statutory trust, consists of thirteen separate funds (Funds). For more comprehensive information on the Funds' organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value. An independent pricing service values municipal securities, long-term U.S. Government obligations and corporate debt securities using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies, the extent of a Fund’s investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds may use a systematic fair value model provided by an independent third party to value international securities.

The Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

Level 1– quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each fund’s securities as of September 30, 2009, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

U.S. Treasury Securities Cash Fund
Investments in securities*
U.S. Government Obligations	$ -	$69,979,505	$ -	$ 69,979,505
Repurchase Agreements	48,981,481	-	-	48,981,481
Total	$48,981,481	$69,979,505	$ -	$118,960,986

U.S. Government Securities Savings Fund
Investments in securities*
U.S. Government and Agency Obligations	$ -	$271,954,619	$ -	$271,954,619

Near-Term Tax Free Fund
Investments in securities*
Municipal Bonds:	$ -	$18,132,968	$ -	$18,132,968
Repurchase Agreement	1,740,040	-	-	1,740,040
Total	$1,740,040	$18,132,968	$ -	$19,873,008

Tax Free Fund
Investments in securities*
Municipal Bonds	$ -	$19,333,346	$ -	$19,333,346
Repurchase Agreement	1,737,504	-	-	1,737,504
Total	$1,737,504	$19,333,346	$ -	$21,070,850

All American Equity Fund
Investments in securities*
Common Stocks	$13,185,938	$ -	$ -	$13,185,938
Exchange-Traded Funds	442,635	-	-	442,635
Purchased Option	6,500	-	-	6,500
Repurchase Agreement	2,945,094	-	-	2,945,094
Total	$16,580,167	$ -	$ -	$16,580,167
Other Financial Instruments**
Written Options	$1,175	$ -	$ -	$1,175

Holmes Growth Fund
Investments in securities*
Common Stocks	$29,864,298	$ -	$ -	$29,864,298
Exchange-Traded Funds	2,356,000	-	-	2,356,000
Warrants	337,767	-	-	337,767
Repurchase Agreement	5,241,471	-	-	5,241,471
Total	$37,799,536	$ -	$ -	$37,799,536
Other Financial Instruments**
Written Options	$(13,649)	$ -	$ -	$(13,649)
Foreign Currency	(121)	-	-	(121)

Global MegaTrends Fund
Investments in securities*
Common Stocks	$23,525,538	$ -	$ -	$23,525,538
Warrants	28,954	-	-	28,954
Master Limited Partnership	388,800	-	-	388,800
Repurchase Agreement	5,341,687	-	-	5,341,687
Total	$29,284,979	$ -	$ -	$29,284,979
Other Financial Instruments**
Written Options	$(8,119)	$ -	$ -	$(8,119)

Global Resources Fund
Investments in securities*
Common Stocks:
Coal	$ -	$ -	$ 339,685	$ 339,685
General Metal & Mineral Mining	-	532,387	-	532,387
Gold & Silver Mining	-	-	-	-
Oil & Gas Exploration & Production	-	8,493,008	-	8,493,008
Oil & Gas Refining & Marketing	-	-	658,877	658,877
Platinum	-	-	15,462	15,462
Sugar/Ethanol	-	-	-	-
Uranium	-	-	750,000	750,000
All Other Common Stocks	547,190,730	-	-	547,190,730
Warrants:
Coal	-	-	-	-
Gold & Silver Mining	-	105,076	-	105,076
Oil & Gas Exploration & Production	-	4,820,500	-	4,820,500
All Other Warrants	27,748,283	-	-	27,748,283
Subscription Receipts:
Investment Banking & Brokerage	-	-	1,868,024	1,868,024
Oil & Gas Exploration & Production	-	3,593,612	-	3,593,612
Purchased Options	2,202,500	-	-	2,202,500
Master Limited Partnerships	12,183,000	-	-	12,183,000
Convertible Debentures:
Coal	-	3,877,271		3,877,271
Notes:
Coal	-	2,028,074	-	2,028,074
Gold & Copper Mining	-	6,636,155	-	6,636,155
Repurchase Agreement	70,534,040	-	-	70,534,040
Total	$659,858,553	$30,086,083	$3,632,048	$693,576,684
Other Financial Instruments**
Written Options	$398,170	$ -	$ -	$398,170
Foreign Currency	(58,663)	-	-	(58,663)

World Precious Minerals Fund
Investments in securities*
Common Stocks:
Diamond Mining & Exploration	$ -	$ -	$ -	$ -
Gold/Mineral Exploration & Development	-	8,531,615	1,421,508	9,953,123
Metal & Mineral Mining & Exploration	-	-	-	-
Platinum	-	-	139,155	139,155
All Other Common Stocks	371,043,639	-	-	371,043,639
Exchange Traded Funds	7,540,320	-	-	7,540,320
Closed End Fund	1,099,100	-	-	1,099,100
Warrants:
Gold/Mineral Exploration & Development	-	2,706,673	-	2,706,673
Silver Mining	-	595,822	-	595,822
All Other Warrants	73,115,310	-	-	73,115,310
Subscription Receipts:
Capital Pools	-	1,159,420	-	1,159,420
Purchased Options	11,885,325	-	-	11,885,325
Exchange Traded Note	187,320	-	-	187,320
Notes:
Intermediate & Junior Gold Producers	-	3,422,360	2,602,653	6,025,013
Repurchase Agreement	80,298,280	-	-	80,298,280
Total	$545,169,294	$16,415,890	$4,163,316	$565,748,500
Other Financial Instruments**
Written Options	$47,780	$ -	$ -	$47,780
Foreign Currency	(30,323)	-	-	(30,323)

Gold and Precious Metals Fund
Investments in securities*
Common Stocks:
Gold Mining	$ -	$2,910,382	$ -	$2,910,382
All Other Common Stocks	131,722,611	-	-	131,722,611
Exchange-Traded Funds	9,134,130	-	-	9,134,130
Closed-End Funds	3,069,900	-	-	3,069,900
Warrants:
Silver Mining	-	320,827	-	320,827
All Other Warrants	28,416,251	-	-	28,416,251
Purchased Options	4,597,520	-	-	4,597,520
Exchange Traded Note	187,320	-	-	187,320
Notes:
Gold Mining	-	568,813	722,959	1,291,772
Repurchase Agreement	43,544,217	-	-	43,544,217
Total	$220,671,949	$3,800,022	$722,959	$225,194,930
Other Financial Instruments**
Written Options	$167,265	$ -	$ -	$167,265
Foreign Currency	(5,819)	-	-	(5,819)

Eastern European Fund
Investments in securities*
Common Stocks:
Coal	$ -	$4,657,365	$ -	$ 4,657,365
All Other Common Stocks	361,991,977	-	-	361,991,977
Preferred Stocks:
Oil & Gas Exploration & Production	-	4,674,805	-	4,674,805
Warrants	635,128	-	-	635,128
Repurchase Agreement	58,319,489	-	-	58,319,489
Total	$420,946,594	$9,332,170	$ -	$430,278,764
Other Financial Instruments**
Written Options	$(104,069)	$ -	$ -	$(104,069)

Global Emerging Markets Fund
Investments in securities*
Common Stocks	$ 9,893,978	$ -	$ -	$ 9,893,978
Preferred Stock	450,146	-	-	450,146
Exchange-Traded Funds	593,169	-	-	593,169
Equity Linked Security:
Construction & Engineering	-	149,743	-	149,743
Warrants	121	-	-	121
Repurchase Agreement	1,440,462	-	-	1,440,462
Total	$12,377,876	$149,743	$ -	$12,527,619
Other Financial Instruments**
Written Options	$(3,123)	$ -	$ -	$(3,123)

China Region Fund
Investments in securities*
Common Stocks:
Electronics and Components	$ -	$ -	$ -	$ -
Internet	-	-	-	-
All Other Common Stocks	43,436,654	-	-	43,436,654
Exchange-Traded Funds	1,210,433	-	-	1,210,433
Repurchase Agreement	6,149,617	-	-	6,149,617
Total	$50,796,704	$ -	$ -	$50,796,704
Other Financial Instruments**
Written Options	$(367)	$ -	$ -	$(367)

* Refer to the portfolio of investments for a detailed list of the Fund’s investments.
**  Other financial instruments include currency contracts and written options.  Currency contracts and written options are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2009, through September 30, 2009:

	Beginning Balance 12/31/08	Total realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchases (sales)	Transfers in and/or out of Level 3	Ending Balance 09/30/09	Change in unrealized appreciation (depreciation) from Investments held as of 09/30/09
Global Resources Fund

Investments in Securities
Common Stock:
Coal	$ -	$-	$ -	$ -	$339,685	$ 339,685	$ -
Gold & Silver Mining	2,223	-	(2,223)	-	-	-	(2,223)
Oil & Gas Exploration and Production	6,170,297	-	(1,170,297)	(5,000,000)	-	-	-
Oil & Gas Refining and Marketing	579,670	-	79,207	-	-	658,877	79,207
Platinum	9,418	-	6,044	-	-	15,462	6,044
Sugar/Ethanol	-	-	-	-	-	-	-
Uranium	750,000	-	-	-	-	750,000	-
Warrants:
Coal	-	-	-	-	-	-	-
Oil & Gas Exploration and Production	-	-	-	-	-	-	-
Subscription Receipts:
Investment Banking and Brokerage	-	-	2,787	1,865,237	-	1,868,024	2,787

Total Investments in Securities	$7,511,608	$-	$(1,084,482)	$(3,134,763)	$339,685	$3,632,048	$85,815

World Precious Minerals Fund

Investments in Securities
Common Stock:
Diamond Mining & Exploration	$ -	$-	$ -	$ -	$-	$ -	$ -
Gold/Mineral Exploration and Development	1,670,948	-	(249,440)	-	-	1,421,508	(249,440)
Metal & Mineral Mining & Exploration	10,700	-	(10,700)	-	-	-	(10,700)
Platinum	84,763	-	54,392	-	-	139,155	54,392
Warrants:
Gold/Mineral Exploration and Development	-	-	-	-	-	-	-
Special Warrants:
Gold/Mineral Exploration and Development	-	-	-	-	-	-	-
Note
Intermediate and Junior Gold Producers	2,071,006	(19,757)	647,984	(96,580)	-	2,602,653	647,984

Total Investments in Securities	$3,837,417	$(19,757)	$442,236	$(96,580)	$-	$4,163,316	$442,236

Gold and Precious Metals

Investments in Securities
Notes:
Gold Mining	$575,279	$(5,488)	$179,996	$(26,828)	$-	$722,959	$179,996

Total Investments in Securities	$575,279	$(5,488)	$179,996	$ (26,828)	$-	$722,959	$179,996

China Region Fund

Investments in Securities
Common Stock:
Electronics and Components	$ -	$-	$ -	$-	$-	$-	$ -
Internet	1	-	(1)	-	-	-	(1)
Total Investments in Securities	$1	-	$(1)	$-	$-	$-	$(1)

Joint Tri-Party Repurchase Agreements

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at September 30, 2009, were:

Credit Suisse First Boston repurchase agreement, 09/30/09, 0.03%, due 10/01/09:
Total principal amount: $150,853,529; Total repurchase price: $150,853,655
Collateral:
$153,875,000 U.S. Treasury Note, 1.00%, 09/30/11
(total collateral market value, including accrued interest, of $153,875,000)

Morgan Stanley repurchase agreement, 09/30/09, 0.02%, due 10/01/09:
Total principal amount: $43,544,217; Total repurchase price: $43,544,241
Collateral:
$31,605,100 U.S. Treasury Bond, 8.125%, 08/15/19
(total collateral market value, including accrued interest, of $44,415,161)

UBS Financial Services, Inc. repurchase agreement, 09/30/09, 0.03%, due 10/01/09:
Total principal amount: $131,875,637; Total repurchase price: $131,875,747
Collateral:
$134,325,000 U.S. Treasury Note, 1.000%, 09/30/11
$15,000 U.S. Treasury Note, 1.750%, 11/15/11
$15,000 U.S. Treasury Note, 3.1250%, 04/30/13
$159,000 U.S. Treasury Note, 2.375%, 09/30/14
(total collateral market value, including accrued interest, of $134,515,498)

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 15% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended September 30, 2009.

	Shares of Affiliated Companies
	December 31, 2008	Additions	Reductions	September 30, 2009
Global Resources Fund
Agriterra Ltd. (formerly White Nile Ltd.)	13,247,308	27,905,000	-	41,152,308
Bioenergy Africa, Ltd	8,750,000	10,000	-	8,760,000	(a)
Bounty Mining Ltd.	22,000,000	-	-	22,000,000
Cano Petroleum, Inc.	2,725,000	-	(2,725,000)	-	(a)
Ivory Energy, Inc.	4,138,166	-	(4,138,166)	-	(a)
Natasa Mining Ltd.	1,099,160	-	-	1,099,160
NiMin Energy Corp.	-	2,631,580	-	2,631,580
North Peace Energy Corp.	3,233,400	-	-	3,233,400	(a)
Range Metals, Inc., Subscription Receipts	-	15,000,000	-	15,000,000
Red Dragon Resources Corp.	3,720,000	-	(3,720,000)	-	(a)
Revett Minerals, Inc.	5,048,000	-	-	5,048,000	(a)

At September 30, 2009, the value of investments in affiliated companies was $11,846,958, representing 1.74% of net assets, and the total cost was $20,825,165. Net realized losses on transactions were $18,574,126 and there was no income earned for the period.

	Shares of Affiliated Companies
	December 31, 2008	Additions	Reductions	September 30, 2009
World Precious Minerals Fund
Agriterra Ltd. (formerly White Nile Ltd.)	-	26,550,000	-	26,550,000
Atikwa Minerals Corp.	3,062,333		-	3,062,333	(a)
Avion Gold Corp. (formerly Avion Resources Corp.)	3,900,000		-	3,900,000	(a)
Bioenergy Africa, Ltd.	5,750,000	25,000	-	5,775,000	(a)
Carnavale Resources Ltd.	3,348,857	151,143	-	3,500,000
Chesapeake Gold Corp.	1,974,219	54,500	-	2,028,719
Golden Odyssey Mining, Inc.	1,646,500	1,010,000	-	2,656,500
Hainan Mining Corp. plc	2,018,700	-	-	2,018,700
Klondex Mines Ltd.	-	2,230,100	-	2,230,100
Medoro Resources Ltd.	3,732,942	7,464,815	-	11,197,757
Moss Lake Gold Mines Ltd.	3,162,000	20,000	-	3,182,000
Romarco Minerals, Inc.	22,301,706	2,519,300	(1,218,800)	23,602,206
Terrane Metals Corp.	9,010,400	49,600	(409,000)	8,651,000
VG Gold Corp.	5,936,510	59,991	(60,000)	5,936,501	(a)

At September 30, 2009, the value of investments in affiliated companies was $51,559,343, representing 9.03% of net assets, and the total cost was $27,781,186.  Net realized losses on transactions were $170,865, and there was no income earned for the period.

(a) At September 30, 2009, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as "RS"
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

	Acquisition	Cost per
Global Resources Fund	Date	Share/Unit
Alange Energy Corp.	06/24/09	$0.31
Anfield Nickel Corp.	09/24/09	$2.58
Cantrell Capital Corp., Subscription Receipts	09/23/09	$0.23
Govi Uranium, Inc.	10/04/07	$1.96
GoviEx IP Holdings, Inc.	10/04/07	$0.04
Ivanhoe Nickel and Platinum Ltd.	07/09/03	$5.00
Osmium Holdings S.A.	10/22/96-01/29/98	$987.07
Range Metals, Inc., Subscription Receipts	09/23/09	$0.19
Value Creation, Inc.	08/11/06	$10.60

As of September 30, 2009, the total cost of restricted securities was $14,790,502 and the total value was $15,911,370, representing 2.33% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share/Unit
Arapaho Capital Corp. (formerly Malbex Resources, Inc.), Subscription Receipts	06/29/09	$0.43
Centamin Egypt Ltd.	07/02/09	$1.34
GBS Gold International, Inc., 12% Note, maturity 5/27/11	05/12/08	$995.72
Hainan Mining Corp. plc	08/31/06-05/16/07	$0.85
Hainan Mining Corp. plc, Warrants (May 2011)	05/16/07	$0.00
Hainan Mining Corp. plc, Warrants (August 2011)	08/31/06	$0.00
Ivanhoe Nickel and Platinum Ltd.	07/09/03	$5.00
Medoro Resources Ltd.	06/19/09	$0.12
Osmium Holdings S.A.	10/22/96-01/29/98	$1,280.75
Platte River Gold U.S., Inc.	03/01/04-01/25/08	$1.70
Platte River Gold U.S., Inc., Warrants (February 2010)	01/25/08	$0.00
Q2 Gold Resources, Inc.	06/18/07	$0.00
West Timmins Mining, Inc.	06/01/09	$0.69
West Timmins Mining, Inc., Warrants (December 2010)	06/01/09	$0.00
Western Exploration & Development Ltd., 144A, Special Warrants	08/14/97	$0.50

As of September 30, 2009, the total cost of restricted securities was $14,916,043 and the total value was $13,953,730, representing 2.44% of net assets.

	Acquisition	Cost per
Gold and Precious Metals Fund	Date	Share/Unit
Centamin Egypt Ltd.	07/02/09	$1.34
GBS Gold International, Inc., 12% Note, maturity 5/27/11	05/12/08	$995.72

As of September 30, 2009, the total cost of restricted securities was $3,653,174, and the total value was $3,633,341, representing 1.59% of net assets.

Financial Derivative Instruments

Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of September 30, 2009, portfolio securities valued at $199,420, $854,500, $269,700, $24,395,250, $46,975,008, $23,620,272, $3,596,000, $267,445 and $2,034,440 were held in escrow by the custodian as cover for call options written for the All American Equity Fund, Holmes Growth Fund, Global MegaTrends Fund, Global Resources Fund, World Precious Minerals Fund, Gold and Precious Metals Fund, Eastern European Fund, Global Emerging Markets Fund, and China Region Fund, respectively.

Transactions in written call options during the period ended September 30, 2009, were as follows:

	All American Equity Fund		Holmes Growth Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2008	-	$ -	-	$ -
Options written	1,091	167,875	2,514	546,646
Options closed	(796)	(109,169)	(2,160)	(446,515)
Options expired	(204)	(33,258)	(179)	(63,430)
Options exercised	(66)	(21,573)	-	-
Options outstanding at September 30, 2009	25	$ 3,875	175	$ 36,701

	Global MegaTrends Fund		Global Resources Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2008	-	$ -	-	$ -
Options written	1,612	303,058	124,747	21,126,786
Options closed	(1,360)	(237,926)	(91,165)	(16,081,231)
Options expired	(32)	(21,112)	(10,350)	(1,494,938)
Options exercised	(70)	(17,639)	(15,860)	(2,419,547)
Options outstanding at September 30, 2009	150	$ 26,381	7,372	$ 1,131,070

	World Precious Minerals Fund		Gold and Precious Metals Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2008	2,557	$ 180,422	2,193	$ 163,402
Options written	47,278	8,689,185	34,898	5,413,496
Options closed	(15,911)	(3,035,157)	(10,796)	(1,577,889)
Options expired	(5,876)	(733,501)	(6,315)	(740,119)
Options exercised	(16,012)	(3,228,289)	(12,996)	(2,400,080)
Options outstanding at September 30, 2009	12,036	$ 1,872,660	6,984	$ 858,810

	Eastern European Fund		Global Emerging Markets Fund
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2008	-	$ -	-	$ -
Options written	17,400	2,571,627	663	108,198
Options closed	(9,000)	(1,491,848)	(588)	(85,111)
Options expired	-	-	-	-
Options exercised	(6,400)	(723,848)	(30)	(7,560)
Options outstanding at September 30, 2009	2,000	$ 355,931	45	$ 15,527

	China Region Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at December 31, 2008	-	$ -
Options written	805	174,198
Options closed	(200)	(65,073)
Options expired	(500)	(41,471)
Options exercised	(5)	(421)
Options outstanding at September 30, 2009	100	$ 67,233

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Open forward foreign currency contracts at September 30, 2009, were:

Fund Contract	Foreign Currency	In Exchange for USD	Settlement Date	Value	Unrealized Appreciation	Unrealized Depreciation

Holmes Growth Fund
Sales:
Canadian Dollars	801	$ 748	10/05/09	$ 748	$ -	$ -
Canadian Dollars	8,866	8,211	10/08/09	8,281	-	(70)
Canadian Dollars	6,593	6,107	10/09/09	6,158	-	(51)
					-	(121)

Global Resources Fund
Purchases:
Canadian Dollars	2,000,000	1,839,419	10/08/09	1,868,040	28,621	-
Sales:
Canadian Dollars	544,560	508,012	10/05/09	508,665	-	(653)
Canadian Dollars	1,490,298	1,382,061	10/08/09	1,391,968	-	(9,907)
Canadian Dollars	923,208	855,218	10/09/09	862,295	-	(7,077)
Canadian Dollars	5,233,180	4,817,177	10/19/09	4,887,995	-	(70,818)
Canadian Dollars	2,173,203	2,031,031	10/20/09	2,029,860	1,171	-
					29,792	(88,455)

World Precious Minerals Fund
Sales:
Canadian Dollars	543,437	506,999	10/05/09	507,579	-	(580)
Canadian Dollars	2,632,799	2,441,930	10/08/09	2,459,086	-	(17,156)
Canadian Dollars	1,641,995	1,521,070	10/09/09	1,533,657	-	(12,587)
					-	(30,323)

Gold and Precious Metals Fund
Sales:
Canadian Dollars	107,645	100,433	10/05/09	100,542	-	(109)
Canadian Dollars	505,637	468,914	10/08/09	472,275	-	(3,361)
Canadian Dollars	313,229	290,161	10/09/09	292,562	-	(2,401)
Canadian Dollars	94,850	88,644	10/13/09	88,592	52	-
					52	(5,871)

Market Values of Derivative Instruments

The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of September 30, 2009:

	All American Equity Fund	Holmes Growth Fund	Global MegaTrends Fund	Global Resources Fund	World Precious Minerals Fund
Asset derivatives
Equity contracts	$6,500	$ -	$ -	$2,202,500	$11,885,325
Foreign exchange contracts	-	-	-	29,792	-
Total	$6,500	$ -	$ -	$2,232,292	$11,885,325

Liability derivatives
Equity contracts	$(2,700)	$(50,350)	$(34,500)	$(732,900)	$(1,824,880)
Foreign exchange contracts	-	(121)	-	(88,455)	(30,323)
Total	$(2,700)	$(50,471)	$(34,500)	$(821,355)	$(1,855,203)

	Gold and Precious Metals Fund	Eastern European Fund	Global Emerging Markets Fund	China Region Fund
Asset derivatives
Equity contracts	$4,597,520	$ -	$ -	$ -
Foreign exchange contracts	52	-	-	-
Total	$4,597,572	$ -	$ -	$ -

Liability derivatives
Equity contracts	$(691,545)	$(460,000)	$(18,650)	$(67,600)
Foreign exchange contracts	(5,871)	-	-	-
Total	$(697,416)	$(460,000)	$(18,650)	$(67,600)

Tax Information

The following table presents the income tax basis of the securities owned at September 30, 2009, and the tax basis components of net unrealized appreciation or depreciation:

		Gross	Gross	Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)

U.S. Treasury Securities Cash	$118,960,986	$ -	$ -	$ -
U.S. Government Securities Savings	271,954,619	-	-	-
Near-Term Tax Free	19,217,717	717,806	(62,516)	655,290
Tax Free	20,233,853	1,158,975	(321,978)	836,997
All American Equity	13,658,580	3,030,922	(109,335)	2,921,587
Holmes Growth	31,131,409	7,279,227	(611,100)	6,668,127
Global MegaTrends	27,474,025	4,018,600	(2,207,646)	1,810,954
Global Resources	671,369,332	136,828,228	(114,620,876)	22,207,352
World Precious Minerals	592,073,046	128,878,862	(155,203,408)	(26,324,546)
Gold and Precious Metals	200,712,315	42,915,233	(18,432,618)	24,482,615
Eastern European	393,041,088	75,210,541	(37,972,865)	37,237,676
Global Emerging Markets	12,983,821	1,823,590	(2,279,792)	(456,202)
China Region	43,088,991	8,543,411	(835,698)	7,707,713

Minimum Yield Agreement and Agreements to Limit Expenses

The Adviser has voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extent necessary to maintain the respective fund’s yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the fund’s yield to fall below the Minimum Yield. For the nine months ended September 30, 2009, fees waived and/or expenses reimbursed as a result of this agreement were $583,425 and $110,188 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively. These amounts are recoverable by the Adviser through December 31, 2012. In addition, $170,642 is recoverable by the Adviser from the U.S. Treasury Securities Cash Fund through December 31, 2011, for fees waived and/or expenses reimbursed in the prior fiscal year.

In addition, as described in the June 30, 2009, semi-annual report, the Adviser had agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. This contractual agreement ended September 30, 2009. Effective October 1, 2009, these caps will continue on a modified and voluntary basis at the Adviser’s discretion.

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By:      /s/Frank E. Holmes
    Frank E. Holmes
   President, Chief Executive Officer

Date:           November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date:           November 30, 2009

By:          /s/Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date:           November 30, 2009